United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/19

Date of Reporting Period: 11/30/19

Item 1.	Reports to Stockholders

Annual Shareholder Report
November 30, 2019
Share Class | Ticker	A | FSTBX	B | FSBBX	C | FSBCX
	R | FSBKX	Institutional | SBFIX	R6 | FSBLX

Federated Global Allocation Fund
Fund Established 1934

IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Global Allocation Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2018 through November 30, 2019. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Global Allocation Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2019, was 9.89%, 8.94%, 9.06%, 10.21%, 9.38%, and 10.26% for the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares, Class R Shares and Class R6 shares, respectively. The total return of the Fund's Blended Index1,2 was 11.88%, and the total return of the Morningstar World Allocation Funds Average (MWAFA)3 was 8.82% for the same period. The Fund's Blended Index was composed of 60% of the return of the MSCI All Country World Index (MSCI ACWI) and 40% of the return of the Bloomberg Barclays Global Aggregate Index. The Fund's and MWAFA's total returns for the most recently completed fiscal year reflect actual cash flows, transaction costs and other expenses, which were not reflected in the total return of any index.
The following discussion will focus on the performance of the Fund's Class R6 Shares.
MARKET OVERVIEW
Equities
Equities began the reporting period in the midst of one of the most significant selloffs since the Great Recession, as central bank policy, slowing economic growth, the U.S.-China trade war and Brexit (the U.K. leaving the European Union) sparked recession fears. After the U.S. Federal Reserve (the “Fed”) delivered the fourth and final rate hike of 2018 in December, it responded to the market's concerns by signaling a pause in hikes in early 2019 before eventually cutting rates three times in the second half of the year. The Fed was not alone in its pivot back to easing, as central banks across the globe eventually participated in a round of global synchronized stimulus. Recession fears were further quelled by a return to the negotiating table by the U.S. and China, as the two countries worked towards a Phase I trade deal that could potentially yield the cancellation of future tariffs and the rollback of existing tariffs.
On the economic data front, amidst a global growth slowdown, the U.S. remained the most resilient economy, with a strong labor market and remarkably unfazed consumers leading the way. Manufacturing, both in the U.S. and across the globe, slowed meaningfully over the period, with Purchasing Managers Index (PMI) readings in many countries falling into contraction territory. Still, the relative strength of the service sector kept all major economies from slipping into recession, and the most recent data suggested that the global manufacturing sector may be finding a bottom before reaccelerating.
Annual Shareholder Report

All told, the U.S. equity market produced a positive total return, with the S&P 500 Index4 up 16.11% for the reporting period. Small-caps underperformed, with the Russell 2000® Index5 up 7.51%. Within the large-cap space, growth outperformed value with the Russell 1000® Growth Index6 producing a 21.01% return compared to an 11.33% return for the Russell 1000® Value Index.7
Returns internationally were positive, but somewhat more muted, with international developed markets8 outperforming emerging markets. For the reporting period, the MSCI EAFE Index9 returned 12.44%. Australia performed particularly well, with the MSCI Australia Index up 19.58%. Canada and Europe also did well, with the MSCI Canada Index Up 14.90% and the MSCI Europe Index up 14.30%. Japan was the laggard, with the MSCI Japan Index returning 9.97%.10
Emerging markets11 lagged both the U.S. and international developed markets, returning 7.28% for the period (MSCI Emerging Markets Index).12 Russia, Egypt and Taiwan were the strongest performers, each producing a total return in excess of 25% for the reporting period, while Chile was the most dramatic underperformer, with the MSCI Chile Index falling 27.74%.10
On the currency front, the U.S. Dollar, as measured by the U.S. Dollar Index,13 strengthened 1.03% for the period.
Fixed Income
During the reporting period, interest rates in the U.S. fell quite significantly, reversing the prior year's ascent.14 The bellwether 10-year U.S. Treasury yield, for example, fell from nearly 3.00% at the start of the reporting period to a low of 1.46% in September, before rebounding modestly and ending the period at 1.78%.
Internationally, while yields followed a similar pattern, the level of yields was significantly lower, as a significant portion of international government bonds fell into negative yielding territory. The German Bund yield started the period in slight positive territory, yielding 0.32%, hit a low of -0.71%, before rebounding to -0.36% to end the period. Likewise, the Japanese Government Bond fell from 0.09% at the start of the period, to a low of -0.29% before rebounding to -0.7%.
The yield curve in the U.S. also did a round trip, remaining mostly flat with a positive slope that fluctuated between 15 basis points (bps) and 30 bps, before a brief and shallow inversion in August. The inversion was short-lived, however, with the yield curve re-steepening back to the 15-30 bps range by the end of the period.
Annual Shareholder Report

The rally in Treasuries has led to strong returns for most U.S. fixed-income sectors during the reporting period. On a total return basis, not surprisingly, longer duration fixed income assets, such as Treasuries, investment-grade (IG) corporates and municipal bonds, have outperformed bonds that have shorter duration, such as asset-backed securities. On the credit side, after widening during the beginning part of the reporting period, spreads then tightened as recession fears waned. Still, investors preferred higher quality bonds during the period. While both IG corporates and high-yield15 (HY) bonds outperformed maturity-matching Treasuries, IG fared even better. Similarly, within the high-yield realm, higher-rated “BB” bonds also significantly outperformed the “CCC”-rated bonds. All told, the Bloomberg Barclays U.S. Corporate Bond Index,16 returned 15.85% over the period compared with a total return of 9.68% for the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index.17
Fund Performance
The contributions to relative Fund performance from the Fund's security selection strategies, on balance, added to Fund performance for the reporting period. The Domestic Large Cap, International Developed and Domestic Small Cap equity strategies outperformed, while the Emerging Market equity strategy underperformed. Similarly, the Domestic Bond strategy outperformed, while the International Bond strategy underperformed.
The Fund's systematic macro overlay strategies were mixed, but they collectively detracted from performance. While the Global Interest Rate strategy produced a positive total return, the Global Currency and Global Equity strategies produced negative total returns. The systematic overlay strategies invest in equity index futures, government bond futures and currency forwards to achieve the desired long/short exposures. During the period, the systematic macro overlay strategy, and thus the underlying derivatives positions, detracted -0.54% from total return.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.
2	The Fund's broad-based security market indexes are the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index, which had total returns of 16.11% and 10.79%, respectively. Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index.
3	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MWAFA.
4	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.*
Annual Shareholder Report

5	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe.*
6	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.*
7	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.*
8	International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards.
9	The MSCI EAFE Index is an equity index which captures large- and mid-cap representation across developed markets countries around the world, excluding the United States and Canada. With 906 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.*
10	The MSCI country indexes are designed to measure the performance of the large- and mid-cap segments of the respective country's market. The index covers approximately 85% of the free float-adjusted market capitalization in each country.*
11	Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
12	The MSCI Emerging Markets Index captures large- and mid-cap representation across 21 Emerging Markets (EM) countries. The indexes covers approximately 85% of the free float-adjusted market capitalization in each country.*
13	The U.S. Dollar Index indicates the general international value of the U.S. dollar by averaging the exchange rates between the U.S. dollar and six major world currencies.*
14	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
15	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
16	The Bloomberg Barclays U.S. Corporate Bond Index measures the investment-grade, fixed-rate, taxable corporate bond market.*
17	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index measures the USD-denominated, high yield, fixed-rate corporate bond market.*
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Global Allocation Fund from November 30, 2009 to November 30, 2019, compared to a blend of indexes comprised of 60% of the MSCI All Country World Index (MSCI ACWI) and 40% of the Bloomberg Barclays Global Aggregate Index (BBGA) (the “Blended Index”),2 the Standard and Poor's 500 Index (S&P 500),3 the Bloomberg Barclays U.S. Aggregate Bond Index (BBAB)4 and the Morningstar World Allocation Funds Average (MWAFA).5 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of November 30, 2019
■	Total returns shown for the Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to difference in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 11/30/2019
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	3.85%	2.54%	5.67%
Class B Shares	3.44%	2.51%	5.58%
Class C Shares	8.06%	2.92%	5.46%
Class R Shares	9.38%	3.25%	5.81%
Institutional Shares	10.21%	3.99%	6.58%
Class R6 Shares[6]	10.26%	3.91%	6.38%
Blended Index	11.88%	5.31%	6.14%
S&P 500	16.11%	10.98%	13.44%
BBAB	10.79%	2.05%	2.03%
MWAFA	8.82%	3.62%	5.93%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption of shares held up to one year from the purchase date; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500 and BBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Blended Index is a custom blended index comprised of 60% of the MSCI ACWI and 40% of the BBGA. The MSCI ACWI captures large- and mid-cap representation across 23 developed markets countries and 23 emerging markets countries. The index covers approximately 85% of the global investable equity opportunity set. The BBGA is a measure of global investment grade debt from 24 different local currency markets. This multi-currency benchmark includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers. The indexes are not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

3	The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	The BBAB is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
5	The Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
6	The Fund's R6 Shares commenced operations on June 29, 2016. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for the Fund's Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of R6 Shares since R6 Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of R6 Shares. Additionally, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2019, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
International Equity Securities	31.4%
Domestic Equity Securities	31.0%
Emerging Markets Core Fund	9.8%
Foreign Debt Securities	7.2%
Corporate Debt Securities	6.0%
Federated Mortgage Core Portfolio	5.4%
U.S. Treasury and Agency Securities	3.2%
Federated Project and Trade Finance Core Fund	1.2%
High Yield Bond Portfolio	0.9%
Federated Bank Loan Core Fund	0.5%
Collateralized Mortgage-Backed Securities	0.4%
Mortgage-Backed Securities[2,3]	0.0%
Asset-Backed Securities[3]	0.0%
Cash Equivalent	0.8%
Purchased Options[3]	0.0%
Derivative Contracts[3,4]	0.0%
Other Assets and Liabilities[5]	2.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
3	Represents less than 0.1%.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At November 30, 2019, the Fund's sector composition7 of the Fund's equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	17.3%
Information Technology	15.6%
Industrials	12.8%
Consumer Discretionary	11.8%
Health Care	10.1%
Consumer Staples	8.2%
Communication Services	7.0%
Materials	6.0%
Real Estate	3.9%
Utilities	3.8%
Energy	3.5%
TOTAL	100.0%
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

Portfolio of Investments
November 30, 2019
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—62.4%
		Communication Services—4.4%
5,060	[1]	AMC Networks, Inc.	$194,456
28,147		AT&T, Inc.	1,052,135
349	[1]	Alphabet, Inc., Class A	455,127
106	[1]	Alphabet, Inc., Class C	138,326
430	[1]	Anterix, Inc.	18,262
51,083		Auto Trader Group PLC	371,136
360	[1]	Boingo Wireless, Inc.	4,144
3,849	[1]	Central European Media Enterprises Ltd., Class A	17,320
322	[1]	Charter Communications, Inc.	151,343
529		Cheil Communications, Inc.	10,604
8,000		China Mobile Ltd.	60,378
1,500		Cyber Agent Ltd.	51,886
32,998		Deutsche Telekom AG, Class REG	554,008
2,294	[1]	Facebook, Inc.	462,562
1,363	[1]	Glu Mobile, Inc.	7,537
612	[1]	Gray Television, Inc.	12,387
452,095		HKT Trust and HKT Ltd.	663,046
6,623		Hellenic Telecommunication Organization SA	99,524
5,446	[1]	IAC Interactive Corp.	1,212,824
964	[1]	Imax Corp.	20,726
2,100		Konami Corp.	92,412
4,350	[1]	Liberty Media Corp.	196,141
17,927	[1]	Liberty Media Group	772,116
25,820	[1]	Lions Gate Entertainment Corp.	223,859
6,881	[1]	Lions Gate Entertainment Corp.	64,337
20,422	[1]	Live Nation Entertainment, Inc.	1,425,660
679	[1]	Loral Space & Communications Ltd.	22,991
4,097	[1]	Match Group, Inc.	288,757
400		Nintendo Co. Ltd.	154,826
2,396	[1]	Orbcomm, Inc.	9,608
20,864		Pearson PLC	174,230
10,675		Rogers Communications, Inc., Class B	515,949
27		SK Telecom Co. Ltd.	5,604
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Communication Services—continued
4,498		Sinclair Broadcast Group, Inc.	$156,665
105,500		Singapore Press Holdings Ltd.	169,654
31,331	[1]	Sprint Corp.	185,480
7,636	[1]	T-Mobile USA, Inc.	599,808
831	[1]	TechTarget, Inc.	22,038
37,374		Telefonica Deutschland Holding AG	114,113
2,143	[1]	Telekomunikacja Polska S.A.	3,495
5,970		Telenet Group Holding NV	269,319
183,760		Telstra Corp. Ltd.	480,786
28,800		Tencent Holdings Ltd.	1,220,963
81,245		Tim Participacoes S.A.	262,904
22,717	[1]	Twitter, Inc.	702,182
3,795		Verizon Communications, Inc.	228,611
22,507		Vivendi SA	617,897
2,507	[1]	Vonage Holdings Corp.	19,830
801	[1]	Yelp, Inc.	27,779
6,544	[1]	Zayo Group Holdings, Inc.	224,067
10,977	[1]	Zillow Group, Inc.	428,762
29,198	[1]	Zillow Group, Inc.	1,143,102
193,718	[1]	Zynga, Inc.	1,206,863
		TOTAL	17,588,539
		Consumer Discretionary—7.3%
3,200		ABC-Mart, Inc.	213,206
374		Aaron's, Inc.	21,842
137		Abercrombie & Fitch Co., Class A	2,188
4,008		Adidas AG	1,248,729
39	[1]	Adtalem Global Education, Inc.	1,315
7,261	[1]	Alibaba Group Holding Ltd., ADR	1,452,200
940	[1]	Altus San Nicolas, Corp.	9
2,068	[1]	Amazon.com, Inc.	3,724,054
263	[1]	America's Car-Mart, Inc.	28,735
792		American Eagle Outfitters, Inc.	11,856
215	[1]	Asbury Automotive Group, Inc.	23,831
3,915		BBX Capital Corp.	17,931
962		Bloomin Brands, Inc.	23,136
228		Bluegreen Vacations Corp.	2,250
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
123	[1]	Booking Holdings, Inc.	$234,196
505	[1]	Boot Barn Holdings, Inc.	20,109
116		Bosch Ltd.	26,040
5,487	[1]	Bright Horizons Family Solutions, Inc.	825,903
132		Brinker International, Inc.	5,914
6,252		Burberry Group PLC	169,663
6,143		Canadian Tire Corp. Ltd.	713,038
309	[1]	Career Education Corp.	5,154
890		Carriage Services, Inc.	21,404
9,400		Casio Computer Co. Ltd.	179,295
31	[1]	Cavco Industries, Inc.	6,200
6,181		Columbia Sportswear Co.	571,742
26,560		Compass Group PLC	650,139
906	[1]	CROCs, Inc.	31,619
5,135		D. R. Horton, Inc.	284,222
939		Dana, Inc.	15,916
359		Dave & Buster's Entertainment, Inc.	14,425
399	[1]	Deckers Outdoor Corp.	67,104
2,208	[1]	Denny's Corp.	43,144
3,400		Denso Corp.	152,133
384		Dine Brands Global, Inc.	31,826
14,761		Dollarama, Inc.	540,966
12,107		eBay, Inc.	430,041
9,414		Extended Stay America, Inc.	138,951
3,574		Faurecia	189,272
10,700		Feng Tay Enterprise Co. Ltd.	67,061
9,496		Fiat Chrysler Automobiles NV	140,452
3,052		Fila Korea Ltd.	133,330
24,953		Ford Motor Co.	226,074
27,000		Formosa Taffeta Co.	30,104
2,441	[1]	Frontdoor, Inc.	110,480
19,089		Gentex Corp.	542,128
16	[1]	Gentherm, Inc.	670
8,639		Gildan Activewear, Inc.	251,372
263		Group 1 Automotive, Inc.	27,113
100,600		Harvey Norman Holdings Ltd.	292,960
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
164	[1]	Helen of Troy Ltd.	$26,473
9,874		Hennes & Mauritz AB, Class B	190,504
9,799		Hilton Worldwide Holdings, Inc.	1,028,895
9,487		Home Depot, Inc.	2,091,978
15,100		Honda Motor Co., Ltd.	424,693
274		Hyundai Mobis	56,864
11,800		Iida Group Holdings Co. Ltd.	210,034
19,777		Industria de Diseno Textil SA	615,179
7,028		InterContinental Hotels Group PLC	455,335
449		Jack in the Box, Inc.	35,601
182		Johnson Outdoors, Inc., Class A	11,757
633		Kering	380,824
2,800		Koito Manufacturing Co. Ltd.	144,635
599		LCI Industries	63,770
2,762		LVMH Moet Hennessy Louis Vuitton SA	1,238,219
1,263		La-Z-Boy, Inc.	39,911
648		Las Vegas Sands Corp.	40,662
1,524	[1]	Laureate Education, Inc.	26,441
4,142		Lowe's Cos., Inc.	485,898
189		M.D.C. Holdings, Inc.	7,479
9,846		Magna International, Inc.	541,852
552		Marine Products Corp.	8,352
17,300		Mazda Motor Corp.	153,655
400		McDonald's Holdings Co. (Japan), Ltd.	19,777
420	[1]	Meritage Corp.	27,947
1,925		Michelin, Class B	230,754
12,600		Mitsubishi Motors Corp.	56,511
7,493		Moncler S.p.A	328,411
272		Movado Group, Inc.	5,318
103	[1]	NVR, Inc.	390,565
973		Naspers Ltd., Class N	139,185
6,227		Next PLC	544,163
6,000		Nikon Corp.	82,444
9,398		Office Depot, Inc.	20,958
585		PVH Corp.	56,722
157		Page Industries Ltd.	48,089
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
55,000		Panasonic Corp.	$519,370
1,030	[1]	Party City Holdco, Inc.	1,988
3,470		Persimmon PLC	114,646
38,171		Petrobras Distribuidora SA	251,907
18,935		Peugeot SA	456,926
84,000		Pou Chen Corp.	109,525
188	[1]	RH	38,651
925		Rent-A-Center, Inc.	24,078
2,249	[1]	Rubicon Project, Inc./The	18,172
775	[1]	SeaWorld Entertainment, Inc.	22,692
4,500		Sega Sammy Holdings, Inc.	64,941
12,700		Sekisui House Ltd.	274,721
7,211	[1]	ServiceMaster Global Holdings, Inc.	282,599
3,700		Shimamura Co. Ltd.	297,141
294		Shoe Carnival, Inc.	10,437
8,261		Sodexo SA	962,392
406		Standard Motor Products, Inc.	20,450
556		Starbucks Corp.	47,499
6,000		Subaru Corp.	157,367
3,000		Suzuki Motor Corp.	133,150
378	[1]	Taylor Morrison Home Corp.	8,777
14,632		Titan Industries Ltd.	235,920
615		Toll Brothers, Inc.	24,705
114	[1]	TopBuild Corp.	12,572
13,700		Toyoda Gosei Co. Ltd.	320,676
1,038		Twin River Worldwide Holdings, Inc.	25,223
1,563		V.F. Corp.	138,388
344	[1]	Vera Bradley, Inc.	3,798
12,535	[1]	Vipshop Holdings Ltd., ADR	160,197
301		Volkswagen AG	57,433
458		Wyndham Destinations, Inc.	22,213
29,200		Yamada Denki Co. Ltd.	145,832
300		Yamaha Corp.	16,568
14,300		Yamaha Motor Co.	299,405
5,900		Yokohama Rubber Co. Ltd./The	121,802
13,000		Zhongsheng Group Holdings	46,089
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
208	[1]	Zumiez, Inc.	$6,144
		TOTAL	29,645,691
		Consumer Staples—5.1%
6,100		AEON Co. Ltd.	124,607
4,320		Alimentation Couche-Tard, Inc., Class B	141,994
2,777		Archer-Daniels-Midland Co.	119,217
16,467	[1]	Atacadao Distribuicao Comercio e Industria Ltda	72,812
21,282		BIM Birlesik Magazalar AS	170,138
359	[1]	BJ's Wholesale Club Holdings, Inc.	8,508
892	[1]	Beyond Meat, Inc.	74,000
269		Bid Corp. Ltd.	5,922
2,910		British American Tobacco PLC	115,360
3,274		Brown-Forman Corp.	208,881
3,344		Bunge Ltd.	178,503
391		Calavo Growers, Inc.	34,873
1,600		Calbee, Inc.	51,585
216		Carlsberg A/S, Class B	31,054
146,200		Charoen Pokphand Foods PCL	69,679
15,000		China Mengniu Dairy Co. Ltd.	57,414
3,122		Church and Dwight, Inc.	219,289
9,341		Clicks Group, Ltd.	159,767
27,721		Coca-Cola Amatil Ltd.	213,736
10		Coca-Cola Bottling Co.	2,702
241		Colgate-Palmolive Co.	16,345
57,207		Davide Campari - Milano SpA	522,083
24,854		Diageo PLC	1,016,060
712	[1]	Edgewell Personal Care Co.	22,186
2,753		Empire Co. Ltd., Class A	73,846
1,533		Essity Aktiebolag	48,164
1,135		Estee Lauder Cos., Inc., Class A	221,858
12,500		Fraser & Neave Holdings Bhd	103,971
7,785		George Weston Ltd.	630,689
25,116		Godrej Consumer Products Ltd.	253,034
2,800		Growell Holdings Co., Ltd.	171,855
6,823	[1]	Herbalife Ltd.	311,197
4,450		Hindustan Lever Ltd.	126,160
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
22,547		Imperial Brands PLC	$496,298
53,600		Indofood CBP Sukses Makmur TBK PT	43,054
40,527		JBS S.A.	269,848
1,952		Kimberly-Clark Corp.	266,136
5,274		Kimberly-Clark de Mexico	10,029
98		Korea Tobacco & Ginseng Corp.	8,116
15,071		Kraft Heinz Co./The	459,666
5,376		L'Oreal SA	1,531,948
12,300		Lion Corp.	248,268
16,507		Loblaw Cos. Ltd.	884,938
43,715		Marico Ltd.	219,197
7,832		Metro, Inc., Class A	343,339
4,611		MetroWholesale & Food Specialist AG	74,304
15,309	[1]	Monster Beverage Corp.	915,784
1,276		Nestle India Ltd.	257,196
8,279		Nestle S.A.	860,409
2,213		Orkla ASA	21,422
48,800		PT Gudang Garam Tbk	174,082
1,017	[1]	Performance Food Group Co.	47,860
3,300		Perlis Plantations Bhd	14,375
692		Philip Morris International, Inc.	57,388
34,783		Pick'n Pay Stores Ltd.	161,232
2,600		Pigeon Corp.	121,103
40,942	[1]	Pilgrim's Pride Corp.	1,289,673
7,876		Procter & Gamble Co.	961,345
179		Sanfilippo (John B. & Sons), Inc.	17,495
1,600		Seven & I Holdings Co. Ltd.	59,688
5,300		Sundrug Co. Ltd.	186,004
7,982		Sysco Corp.	642,950
1,700		Toyo Suisan Kaisha Ltd.	73,335
10,124		Tyson Foods, Inc., Class A	910,046
3,975	[1]	US Foods Holding Corp.	158,086
142	[1]	USANA Health Sciences, Inc.	10,451
121,000		Uni-President Enterprises Corp.	287,730
16,896		Unilever PLC	1,001,851
243		Universal Corp.	12,689
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
5,334		Vector Group Ltd.	$71,689
63		WD 40 Co.	12,166
109,920		Wal-Mart de Mexico SAB de C.V.	302,592
7,104		WalMart, Inc.	846,015
10,485		Woolworth's Ltd.	282,628
29,200		Yamazaki Baking Co. Ltd.	535,708
		TOTAL	20,725,622
		Energy—2.2%
211		Arch Coal, Inc.	15,637
10,466		BP PLC	65,045
525,800		Banpu Public Co. Ltd.	201,844
1,228		CVR Energy, Inc.	53,283
665		Cactus, Inc.	20,076
8,311		Chevron Corp.	973,467
20,338		Coal India Ltd.	57,937
959	[1]	Comstock Resources, Inc.	6,090
5,911		ConocoPhillips	354,305
186		DMC Global, Inc.	8,573
439		Delek US Holdings, Inc.	15,062
596	[1]	Dril-Quip, Inc.	25,187
2,193		Equinor ASA	40,364
1,741		Exxaro Resources Ltd.	15,850
4,455		Exxon Mobil Corp.	303,519
348,500		IRPC PCL	40,331
27,395		Imperial Oil Ltd.	688,433
161		Liberty Oilfield Services, Inc.	1,423
6,476		Marathon Petroleum Corp.	392,705
733	[1]	Matrix Services Co.	15,349
8,845		Neste Oyj	299,115
590		OMV AG	33,659
5,232		PBF Energy, Inc.	163,762
13,300		PTT Exploration and Production Public Co.	52,765
173,400		PTT Public Co. Ltd.	248,062
167		Peabody Energy Corp.	1,617
12,997	[1]	Petroleo Brasileiro SA	95,873
62,963		Petronet LNG Ltd.	238,225
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
14,081		Phillips 66	$1,615,372
5,637		Reliance Industries Ltd.	122,026
193	[1]	Seacor Holdings, Inc.	8,172
29,360		Tatneft	338,097
15,504		Tenaris S.A.	164,824
19,931		Total S.A.	1,046,414
365		Tupras Turkiye Petrol Rafinerileri A.S.	7,841
9,367		Valero Energy Corp.	894,455
373	[1]	W&T Offshore, Inc.	1,596
1,688		World Fuel Services Corp.	71,571
26,000		Yanzhou Coal Mining Co. Ltd., Class H	22,999
		TOTAL	8,720,925
		Financials—10.8%
3,463		AXA SA	94,153
13,494		Admiral Group PLC	373,141
14,419		Aflac, Inc.	790,738
7,638		Ageas	458,258
758,000		Agricultural Bank of China	307,075
2,109	[1]	Alior Bank SA	15,828
7,123		Allianz SE	1,705,466
7,394		Allstate Corp.	823,322
8,526		Ally Financial, Inc.	271,468
657		Amalgamated Bank	12,562
1,769		American Equity Investment Life Holding Co.	52,575
3,434		American Express Co.	412,492
3,760		Ameriprise Financial, Inc.	616,151
447		Ares Commercial Real Estate Corp.	6,991
2,264		Artisan Partners Asset Management, Inc.	67,173
752	[1]	AssetMark Financial Holdings, Inc.	18,823
6,188		Assicurazioni Generali SpA	126,360
7,687		Assured Guaranty Ltd.	381,660
24,615		Australia & New Zealand Banking Group, Melbourne	414,410
672		B. Riley Financial, Inc.	19,629
32,489		BB Seguridade Participacoes SA	263,522
25,743		BS Financial Group, Inc.	151,737
32,273		B3 SA - Brasil Bolsa Balcao	362,544
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
533		Baloise Holdings AG	$92,619
96		BancFirst Corp.	5,673
260,882		Banco de Chile	26,515
87,690		Banco de Oro	261,949
22,891		Banco Santander Brasil SA	238,875
359,188		Banco Santander Chile SA	19,163
1,090	[1]	Bancorp, Inc., DE	12,088
8,427		Bank Hapoalim BM	67,939
48,768		Bank Leumi Le-Israel	353,660
67,643		Bank of America Corp.	2,253,865
176,000		Bank of Communications Ltd.	115,623
423		Bank of Marin Bancorp	19,090
816		Bank Zachodni WBK S.A.	57,263
1,258	[1]	Berkshire Hathaway, Inc., Class B	277,137
542	[1]	Blucora, Inc.	12,759
885	[1]	Brighthouse Financial, Inc.	36,427
1,602		Brightsphere Investment Group, Inc.	15,427
14,835		CI Financial Corp.	233,420
156		CNA Financial Corp.	6,976
18,873		CNP Assurances	372,466
190	[1]	Cannae Holdings, Inc.	7,123
6,770		Capital One Financial Corp.	677,068
222		Carolina Financial Corp.	9,388
1,115		Cathay Bancorp, Inc.	41,054
9,742		Challenger Financial Sevices Group Ltd.	53,793
192,180		Chang Hwa Bank	144,614
15,202		Charles Schwab Corp.	752,499
468,000		China CITIC Bank Corp. Ltd.	255,902
284,000		China Construction Bank Corp.	226,139
8,000	[1,2]	China Ding Yi Feng Holdings Ltd.	622
67,000		China Everbright Bank Co. Ltd.	28,928
395,000		China Huarong Asset Management Co. Ltd.	57,516
89,800		China Insurance International Holdings Co. Ltd.	207,674
120,000		China Life Insurance Co. Ltd.	303,412
72,500		China Merchants Bank Co. Ltd.	342,739
152,500		China Minsheng Banking Corp. Ltd.	106,216
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
35,400		China Pacific Insurance Group Co. Ltd.	$125,337
39,307		Commerzbank AG, Frankfurt	228,022
35,000		Concordia Financial Group Ltd.	142,274
1,531		ConnectOne Bancorp, Inc.	38,566
10,078,555		Corpbanca	49,280
4,900		DBS Group Holdings Ltd.	90,433
16,496		DNB Bank ASA	276,557
4,521		Deutsche Boerse AG	693,837
2,515		Discover Financial Services	213,448
13,300		E*Trade Financial Corp.	589,190
328,698		E.Sun Financial Holding Co. Ltd.	291,652
655		Eagle Bancorp, Inc.	29,095
11,791		East West Bancorp, Inc.	540,264
633		Employers Holdings, Inc.	27,200
2,510	[1]	Enova International, Inc.	57,805
588		Enterprise Financial Services Corp.	26,578
1,776		Erste Group Bank AG	63,539
899		Essent Group Ltd.	49,130
8,488		Exor NV	649,635
97,000		Far East Horizon	88,137
187		Federal Agricultural Mortgage Association, Class C	15,530
3,328		First BanCorp	34,944
502		First Bancorp, Inc.	19,628
109		First Commmonwealth Financial Corp.	1,549
946		First Defiance Financial Corp.	28,522
58,505		FirstRand Ltd.	249,747
10,854		Gjensidige Forsikring ASA	204,159
155		Great Southern Bancorp, Inc.	9,460
1,063		Great-West Lifeco, Inc.	26,737
45,444		Grupo Financiero Banorte S.A. de C.V.	240,263
2,596		HDFC Life Insurance Co. Ltd.	20,721
27,176		HSBC Holdings PLC	202,614
3,435		Hana Financial Holdings	104,021
1,249		Hancock Whitney Corp.	50,722
209		Hannover Rueckversicherung SE	38,833
17,022		Hargreaves Lansdown PLC	407,348
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
988		Heritage Commerce Corp.	$12,350
50		Hingham Institution for Savings	9,588
58,300		Hong Leong Bank Berhad	235,869
1,900		Hong Leong Credit Berhad	7,415
456		Houlihan Lokey, Inc.	21,738
1,920		Housing Development Finance Corp. Ltd.	61,408
112,000		Hua Nan Financial Holdings Co. Ltd.	79,662
5,932		Hyundai Marine & Fire Insurance Co.	140,670
13,462		ICICI Lombard General Insurance Co. Ltd.	257,084
29,644		IRB Brasil Resserguros S/A	260,471
496		Iberiabank Corp.	36,203
60,000		Industrial & Commercial Bank of China	42,791
22,142		Industrial Bank of Korea	220,267
720		International Bancshares Corp.	30,542
2,557		Invesco Mortgage Capital, Inc.	41,526
4,649		Investors Bancorp, Inc.	56,067
10,017		JPMorgan Chase & Co.	1,319,840
45		James River Group Holdings Ltd.	1,780
5,757		KB Financial Group, Inc.	224,648
867		KBC Groupe	63,122
35		Komercni Banka A.S.	1,198
62,022		Korea Life Insurance Co., Ltd.	120,248
18,275		L E Lundbergforetagen AB	723,778
2,518		LPL Investment Holdings, Inc.	232,537
1,428		Ladder Capital Corp.	24,690
82,258		Legal & General Group PLC	298,664
4,121		London Stock Exchange Group PLC	366,124
1,682	[1]	MBIA Insurance Corp.	15,693
90,521		Medibank Private Ltd.	199,998
24,607		MetLife, Inc.	1,228,135
3,860		Mizrahi Tefahot Bank Ltd.	103,139
286,100		Mizuho Financial Group, Inc.	442,811
30,256		Morgan Stanley	1,497,067
4,947		Muenchener Rueckversicherungs-Gesellschaft AG	1,420,200
831	[1]	NMI Holdings, Inc.	27,897
31,669		NN Group NV	1,214,813
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	COMMON STOCKS—continued
	Financials—continued
715	National Bank Holdings Corp.	$25,626
968	National General Holdings Corp.	20,609
67	National Western Life Insurance Co., Class A	16,899
10,600	New China Life Insurance Co. Ltd.	40,858
4,763	Nordea Bank Abp	33,702
692	OFG Bancorp.	14,843
2,153	OTP Bank RT	101,287
5,438	Onex Corp.	325,551
2,542	Orange Life Insurance Ltd.	61,403
2,800	Oversea-Chinese Banking Corp. Ltd.	22,061
86,000	PICC Property and Casualty Co., Ltd., Class H	99,551
5,677	PNC Financial Services Group	869,773
164,500	PT Bank Central Asia	366,004
58,400	PT Bank Rakyat Indonesia Tbk	16,926
618,000	People's Insurance, Co. (Group) of China Ltd.	247,915
385	People's Utah Bancorp	11,300
43,000	Ping An Insurance (Group) Co. of China Ltd.	487,323
421,000	Postal Savings Bank of China Co. Ltd.	273,187
11,723	Power Corp. of Canada	284,007
19,730	Powszechna Kasa Oszczednosci Bank Polski SA	181,985
298	Preferred Bank Los Angeles, CA	16,435
1,132	Provident Financial Services, Inc.	27,530
14,500	RHB Capital Berhad	19,648
50,246	RMB Holdings Ltd.	276,347
2,600	Radian Group, Inc.	67,184
3,919	Raymond James Financial, Inc.	352,005
188	Republic Bancorp, Inc.	8,686
275	Samsung Fire & Marine Insurance	54,202
2,992	Samsung Life Insurance Co., Ltd.	181,798
11,093	Scor SA	476,351
477	Selective Insurance Group, Inc.	31,587
779,528	Shin Kong Financial Holdings Co. Ltd.	256,727
9,313	Shinhan Financial Group Co. Ltd.	343,506
1,794	Simmons 1st National Corp., Class A	46,483
6,400	Singapore Exchange Ltd.	41,454
39,545	Skand Enskilda BKN, Class A	339,073
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
23,784		Standard Bank Group Ltd.	$268,800
1,456		Sterling Bancorp, Inc./MI	14,109
6,300		Sumitomo Mitsui Trust Holdings, Inc.	241,423
254		Swiss Life Holding AG	125,894
7,084		Swiss Re AG	767,094
8,883		Synchrony Financial	332,313
4,312		TRYG A/S	123,969
583,100		Taiwan Business Bank	238,865
402,401		Taiwan Cooperative Financial Holding Co. Ltd.	273,682
1,375		The Bank of NT Butterfield & Son Ltd.	47,506
723		The First of Long Island Corp.	17,518
812		United Community Banks, Inc.	25,172
1,775		United Community Financial Corp.	19,720
29,800		United Overseas Bank Ltd.	562,438
802		Universal Insurance Holdings, Inc.	23,338
269		Univest Corp.	7,024
31,096		Wells Fargo & Co.	1,693,488
977		Wendel SA	131,600
1,369		Wesbanco, Inc.	49,941
		TOTAL	43,408,229
		Health Care—6.3%
9,851	[1]	Achillion Pharmaceuticals, Inc.	61,175
115	[1]	Addus Homecare Corp.	10,719
6,484	[1]	Akebia Therapeutics, Inc.	40,784
12,324	[1]	Akorn, Inc.	44,983
16,200		Alfresa Holdings Corp.	335,143
463	[1]	Amedisys, Inc.	75,450
8,161		AmerisourceBergen Corp.	717,433
793	[1]	Amneal Pharmaceuticals, Inc.	2,982
211	[1]	Amphastar Pharmaceuticals, Inc.	4,117
1,860		Anthem, Inc.	536,908
1,461	[1]	Apellis Pharmaceuticals, Inc.	39,272
6,213	[1]	Arcus Biosciences, Inc.	51,381
2,842		AstraZeneca PLC	274,312
3,070	[1]	Athenex, Inc.	47,831
1,909	[1]	Avrobio, Inc.	30,620
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
11,583		Baxter International, Inc.	$949,458
2,270	[1]	BeyondSpring, Inc.	28,261
4,220	[1]	Bio-Rad Laboratories, Inc., Class A	1,558,784
160	[1]	BioTelemetry, Inc.	7,410
12,854		Bristol-Myers Squibb Co.	731,907
12,854	[1]	Bristol-Myers Squibb Co., Rights	27,636
4,057		Cardinal Health, Inc.	223,257
282	[1]	Cardiovascular Systems, Inc.	12,848
5,057	[1]	Catalyst Pharmaceutical Partners, Inc.	23,464
347	[1]	Celltrion, Inc.	51,118
3,311	[1]	ChemoCentryx, Inc.	100,423
2,206		Coloplast A.S., Class B	260,437
710	[1]	Corvel Corp.	58,582
3,914		Divi's Laboratories Ltd.	97,365
4,300		Eisai Co. Ltd.	319,241
366		Ensign Group, Inc.	15,895
29	[1]	Exact Sciences Corp.	2,349
18,791	[1]	Exelixis, Inc.	312,494
2,544		Fresenius Medical Care AG & Co. KGaA	186,577
50,072		GlaxoSmithKline PLC	1,138,610
410	[1]	Globus Medical, Inc.	22,939
4,141		HCA Healthcare, Inc.	574,191
358	[1]	HMS Holdings Corp.	10,812
630	[1]	Haemonetics Corp.	75,978
831	[1]	Halozyme Therapeutics, Inc.	16,113
22	[1]	HealthEquity, Inc.	1,384
2,500		Hisamitsu Pharmaceutical Co., Inc.	122,879
3,324		Humana, Inc.	1,134,248
14,646	[1]	Immunogen, Inc.	52,872
16,550	[1]	Incyte Genomics, Inc.	1,558,348
92	[1]	Inogen, Inc.	6,772
222	[1]	Integer Holdings Corp.	16,839
242	[1]	Intrexon Corp.	1,348
7,999	[1]	Ionis Pharmaceuticals, Inc.	511,616
11		Johnson & Johnson	1,512
469	[1]	LHC Group, Inc.	62,565
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
252	[1]	Livongo Health, Inc.	$7,197
442	[1]	MacroGenics, Inc.	4,186
544	[1]	Magellan Health, Inc.	42,285
5,585	[1]	Magenta Therapeutics, Inc.	73,945
8,386		McKesson Corp.	1,212,951
23,500		Medipal Holdings Corp.	504,741
496	[1]	Medpace Holdings, Inc.	38,028
2,136		Merck & Co., Inc.	186,216
986	[1]	Merit Medical Systems, Inc.	27,608
11,700		Mitsubishi Tanabe Pharma Corp.	214,409
1,185	[1]	Moderna, Inc.	24,127
826	[1]	Molina Healthcare, Inc.	111,923
4,624	[1]	NGM Biopharmaceuticals, Inc.	76,203
113	[1]	Natus Medical, Inc.	3,615
8,306	[1]	Neurocrine Biosciences, Inc.	968,563
317	[1]	NextGen Healthcare, Inc.	5,839
19,777		Novartis AG	1,823,240
10,732		Novo Nordisk A/S	602,671
412	[1]	Omnicell, Inc.	32,956
36,438	[1]	Opko Health, Inc.	57,936
96	[1]	OraSure Technologies, Inc.	778
2,326		Orion Oyj	101,204
27	[1]	Orthofix Medical, Inc.	1,226
342	[1]	PetIQ, Inc.	7,866
6,711	[1]	Precision Biosciences, Inc.	119,254
1,737	[1]	Progenics Pharmaceuticals, Inc.	9,067
320	[1]	Providence Service Corp.	19,101
532	[1]	R1 RCM, Inc.	6,857
1,499		Recordati SPA	62,887
3,173	[1]	Regeneron Pharmaceuticals, Inc.	1,170,837
896		Roche Holding AG	276,058
3,500		Shionogi and Co.	206,176
5,223	[1]	Siga Technologies, Inc.	25,593
287		Simulations Plus, Inc.	9,592
24,000		Sinopharm Group Co. Ltd.	79,261
618	[1]	Spectrum Pharmaceuticals, Inc.	5,550
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
111	[1]	Staar Surgical Co.	$4,091
102		Straumann Holding AG	98,099
4,100		Sumitomo Dainippon Pharma Co., Ltd.	77,673
314	[1]	SurModics, Inc.	12,887
6,400		Suzuken Co. Ltd.	280,252
237	[1]	Tactile Systems Technology, Inc.	15,218
283	[1]	Tandem Diabetes Care, Inc.	19,535
135	[1]	Tivity Health, Inc.	3,058
492	[1]	Triple-S Management Corp., Class B	9,422
370		UCB SA	29,977
8,151		UnitedHealth Group, Inc.	2,281,220
215	[1]	Vanda Pharmaceuticals, Inc.	3,597
403	[1]	Veracyte, Inc.	11,574
8,367	[1]	Vertex Pharmaceuticals, Inc.	1,855,382
384	[1]	Xencor, Inc.	15,130
		TOTAL	25,386,703
		Industrials—8.0%
96,915		ADT, Inc.	895,495
665		AZZ, Inc.	25,317
12,525		Adecco Group AG	773,973
1,314		Airbus Group SE	192,959
118,300		Airports of Thailand Public Co. Ltd.	295,390
327		Alamo Group, Inc.	37,540
199		Albany International Corp., Class A	16,652
50,704		Alfa, S.A. de C.V., Class A	39,636
11,631		Allison Transmission Holdings, Inc.	562,940
24,400		Amada Holdings Co. Ltd.	272,540
62	[1]	American Woodmark Corp.	6,380
6,287		Ametek, Inc.	622,476
677		Andritz AG	26,394
676		Applied Industrial Technologies, Inc.	43,163
496		ArcBest Corp.	14,275
14,695		Ashtead Group PLC	445,903
326	[1]	Astronics Corp.	9,503
1,142	[1]	Atkore International Group, Inc.	47,644
103,888		Aurizon Holdings Ltd.	406,835
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
293	[1]	Avis Budget Group, Inc.	$8,717
26,200		BOC Aviation Ltd.	247,510
109,900		BTS Group Holdings PCL	49,805
97		Barrett Business Services, Inc.	8,571
966	[1]	Builders Firstsource, Inc.	24,546
15,315		Bunzl PLC	420,235
1,081	[1]	CBIZ, Inc.	29,036
896		CIMIC Group Ltd.	20,451
954	[1]	CIRCOR International, Inc.	42,319
553		CSW Industrials, Inc.	40,828
8,016		CSX Corp.	573,465
219		Cheil Jedang Corp.	17,118
105,500	[1]	China COSCO Holdings Co. Ltd., Class H	38,954
222,000		China Railway Construction Corp. Ltd.	229,138
323,000		China Railway Group Ltd.	189,082
213	[1]	Cimpress NV	27,294
211,000		Citic Pacific Ltd.	264,296
527		Comfort Systems USA, Inc.	26,930
83	[1]	Continental Building Products, Inc.	3,054
525		Cummins, Inc.	96,001
1,307		Curtiss Wright Corp.	179,464
2,926		DSV Panalpina A/S	318,382
281	[1]	DXP Enterprises, Inc.	10,827
15,700		Dai Nippon Printing Co. Ltd.	420,542
1,600		Daifuku Co.	93,329
70		Dassault Aviation SA	95,146
12,781		Delta Air Lines, Inc.	732,479
856		Eiffage SA	93,425
8,361	[1]	Embraer - Empresa Brasileira de Aeronautica S/A	35,646
351		Emcor Group, Inc.	31,214
169		Encore Wire Corp.	9,859
13,937		Experian PLC	461,463
344		Exponent, Inc.	21,861
247	[1]	FTI Consulting, Inc.	26,921
65,000		Far Eastern New Century Corp.	63,433
389		Federal Signal Corp.	12,814
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
4,339		Ferguson PLC	$376,970
1,047	[1]	Foundation Building Materials, Inc.	21,401
7,400		Fuji Electric Co.	228,389
275	[1]	GMS, Inc.	8,514
11,160		Genivar Income Fund	725,824
2,275	[1]	Great Lakes Dredge & Dock Corp.	24,297
12,798		Grupo Aeroportuario del Pacifico SA, Class B	129,389
3,431		Grupo Aeroportuario del Sureste SAB de CV, Class B	58,749
6,001		Han Wha	125,057
757		Hawaiian Holdings, Inc.	22,930
559		Heidrick & Struggles International, Inc.	17,340
1,064		Hillenbrand, Inc.	33,644
11,135		Honeywell International, Inc.	1,988,154
1,700		Hoshizaki Electric Co., Ltd.	148,818
693		Hubbell, Inc.	101,885
188		ICF International, Inc.	16,869
7,685		Ingersoll-Rand PLC	1,007,580
589		Insperity, Inc.	45,807
9,197		InterGlobe Aviation Ltd.	185,077
4,270		International Container Terminal Services, Inc.	10,385
7,387		Intertek Group PLC	526,708
12,900		JGC Holdings Corp.	187,892
18,800		JTEKT Corp.	234,115
581		KForce Com, Inc.	22,961
22,400		Kajima Corp.	295,833
461		Koc Holding A.S.	1,604
1,115		LG Corp.	67,041
1,433		L3Harris Technologies, Inc.	288,162
16,462		Latam Airlines Group SA	173,642
6,900		MISC Bhd	13,446
285		MOOG, Inc., Class A	24,473
1,667	[1]	MRC Global, Inc.	22,238
3,010		MTU Aero Engines GmbH	815,324
503	[1]	MYR Group, Inc.	17,283
3,630		Manpower, Inc.	336,283
85,700		Marubeni Corp.	633,741
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
147	[1]	Masonite International Corp.	$10,555
13	[1]	Mastec, Inc.	862
2,114	[1]	Meritor, Inc.	53,378
341		Miller Herman, Inc.	16,293
4,900		Misumi Corp.	121,590
64,600		Mitsubishi Electric Corp.	893,997
1,022		Mueller Industries, Inc.	32,081
216,000		NWS Holdings Ltd.	289,768
1,700		Nippon Express Co. Ltd.	107,996
1,365		nVent Electric PLC	33,729
16,100		Obayashi Corp.	170,911
80		Park-Ohio Holdings Corp.	2,530
4,151		Parker-Hannifin Corp.	825,177
110		Patrick Industries, Inc.	5,447
7,800		Persol Holdings Co. Ltd.	143,742
489		Primoris Services Corp.	10,768
1,899		Quanex Building Products Corp.	36,955
14,559		Relx PLC	353,064
183		Resources Connection, Inc.	2,827
1,590	[1]	Rexnord Corp.	50,228
4,069		Roper Technologies, Inc.	1,466,346
176		Rush Enterprises, Inc.	8,064
6,100		SG Holdings Co. Ltd.	146,403
50		SGS SA	130,069
8,251		SKF Ab, Class B	157,444
507	[1]	SPX Corp.	24,224
106	[1]	Saia, Inc.	10,059
14,474		Sandvik AB	262,995
7,681		Schneider Electric SA	740,717
29,900		Shimizu Corp.	286,749
67,200		Sime Darby BHD	36,194
22,000		Sinotruk Hong Kong Ltd.	37,174
13,551		Skanska AB, Class B	299,328
927		SkyWest, Inc.	58,067
8,997		Southwest Airlines Co.	518,587
125	[1]	Spirit Airlines, Inc.	4,884
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
1,096		Steelcase, Inc., Class A	$19,860
12,800		Sumitomo Heavy Industries	366,895
134,915		Sydney Airport	839,745
184		Systemax, Inc.	4,261
3,800		Taisei Corp.	149,370
2,630	[1]	Teledyne Technologies, Inc.	899,434
615		Tetra Tech, Inc.	54,298
5,594		Thomson Reuters Corp.	394,566
145	[1]	Titan Machinery, Inc.	1,953
42,600		Toppan Printing Co. Ltd.	848,719
4,400		Toshiba Corp.	158,130
7,800		Toto Ltd.	342,045
12,000		Toyota Tsusho Corp.	420,096
183	[1]	Trex Co., Inc.	15,749
1,448	[1]	TriMas Corp.	44,859
111	[1]	TrueBlue, Inc.	2,587
152		Unifirst Corp.	31,350
1,621		Union Pacific Corp.	285,280
2,485	[1]	United Airlines Holdings, Inc.	230,608
355		Universal Forest Products, Inc.	17,608
135		Universal Truckload Services, Inc.	2,692
476		Vestas Wind Systems A/S	45,260
12,748		Volvo AB, Class B	196,821
42,720		Weg SA	299,788
160,000		Weichai Power Co. Ltd., Class H	273,661
1,119	[1]	Wesco Aircraft Holdings, Inc.	12,264
12,700		Yamato Holdings Co. Ltd.	217,503
		TOTAL	32,161,599
		Information Technology—9.7%
112	[1]	ACI Worldwide, Inc.	4,200
2,031		ASML Holding N.V.	551,990
3,781	[1]	Adobe, Inc.	1,170,333
610	[1]	Advanced Energy Industries, Inc.	39,168
5,500		Advantest Corp.	268,936
288	[1]	Adyen BV	220,777
550		American Software, Inc., Class A	8,696
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
2,886	[1]	Amkor Technology, Inc.	$34,892
452	[1]	Anixter International, Inc.	38,800
13,780		Apple, Inc.	3,682,705
10,420		Automatic Data Processing, Inc.	1,779,528
794	[1]	Avalara, Inc.	61,956
1,246		Benchmark Electronics, Inc.	42,950
860	[1]	Box, Inc.	15,686
192		Broadcom, Inc.	60,712
16,500		Brother Industries Ltd.	327,859
3,267		CDW Corp.	441,208
1,840	[1]	CGI, Inc., Class A	152,971
829		CSG Systems International, Inc.	47,411
10,867	[1]	Cadence Design Systems, Inc.	763,407
146		Capgemini SE	17,256
625	[1]	Casa Systems, Inc.	2,300
463		Cass Information Systems, Inc.	26,146
215	[1]	Cirrus Logic, Inc.	15,415
41,365		Cisco Systems, Inc.	1,874,248
11,176	[1]	CommScope Holdings Co., Inc.	151,994
744	[1]	Commvault Systems, Inc.	37,661
219,000		Compal Electronics, Inc.	135,065
168		Constellation Software, Inc.	179,473
166	[1]	Cornerstone OnDemand, Inc.	10,237
178		Dassault Systemes SA	28,022
70	[1]	Diodes, Inc.	3,230
1,156	[1]	EPAM Systems, Inc.	244,899
345	[1]	ePlus, Inc.	28,832
344	[1]	Exlservice Holding, Inc.	24,015
564	[1]	Fabrinet	34,116
4,419	[1]	Fortinet, Inc.	464,481
4,800		Fujitsu Ltd.	436,542
23,332		Halma PLC	634,814
5,668		Hewlett Packard Enterprise Co.	89,724
1,900		Hitachi High-Technologies Corp.	124,113
364	[1]	Ichor Holdings Ltd.	11,484
40,595		Infosys Ltd.	396,695
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
603	[1]	Insight Enterprises, Inc.	$39,551
526	[1]	Instructure, Inc.	28,004
32,289		Intel Corp.	1,874,376
311		InterDigital, Inc.	17,665
7,700		Itochu Techno-Solutions Corp.	205,705
365		j2 Global, Inc.	35,412
413		KBR, Inc.	12,295
934		Kemet Corp.	24,956
670	[1]	Kimball Electronics, Inc.	11,752
1,010		Lam Research Corp.	269,498
1,803	[1]	Lattice Semiconductor Corp.	34,059
23,700		Legend Holdings Corp.	48,738
390,000		Lenovo Group Ltd.	257,623
101,000		Lite-On Technology Corp.	160,232
749		ManTech International Corp., Class A	58,107
7,008		Mastercard, Inc.	2,047,948
424		Maximus, Inc.	31,652
973		Methode Electronics, Inc., Class A	36,205
5,246	[1]	Micron Technology, Inc.	249,237
25,787		Microsoft Corp.	3,903,636
129	[1]	MicroStrategy, Inc., Class A	19,393
1,918	[1]	Mobile Iron, Inc.	9,264
1,560		NIC, Inc.	35,396
4,300		Nippon Electric Glass Co. Ltd.	91,372
4,100		Omron Corp.	241,384
130	[1]	Onto Innovation, Inc.	4,363
9,000		Otsuka Corp.	361,182
4,810	[1]	Pagerduty, Inc.	125,300
5,111		Paychex, Inc.	440,159
874	[1]	Paycom Software, Inc.	241,932
712	[1]	Paylocity Corp.	87,092
17,629	[1]	PayPal Holdings, Inc.	1,904,108
176	[1]	Perficient, Inc.	7,441
22	[1]	Plexus Corp.	1,670
137		Progress Software Corp.	5,755
247	[1]	Qualys, Inc.	21,615
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
417	[1]	Rapid7, Inc.	$23,381
6,681		SK Hynix, Inc.	457,599
169	[1]	SMART Global Holdings, Inc.	5,205
485	[1]	SPS Commerce, Inc.	27,320
20,355		STMicroelectronics N.V.	499,348
32,503		Samsung Electronics Co. Ltd.	1,388,065
998		Samsung SDS Co. Ltd.	165,296
225	[1]	Sanmina Corp.	7,157
449	[1]	ScanSource, Inc.	15,904
391		Science Applications International Corp.	33,372
26,000		Seiko Epson Corp.	396,355
1,030	[1]	Semtech Corp.	49,914
4,658		Skyworks Solutions, Inc.	457,881
211	[1]	Synaptics, Inc.	12,061
135,000		Synnex Technology International Corp.	163,190
10,781	[1]	Synopsys, Inc.	1,520,552
6,318	[1]	TEMENOS Group AG	957,309
125,000	[1]	Taiwan Semiconductor Manufacturing Co. Ltd.	1,254,944
8,442		Tata Consultancy Services Ltd.	241,433
32	[1]	Tech Data Corp.	4,636
917	[1]	Tenable Holdings, Inc.	24,897
13,772		Texas Instruments, Inc.	1,655,532
1,800		Tokyo Electron Ltd.	372,838
552	[1]	Twilio, Inc.	57,011
2,636		Visa, Inc., Class A	486,368
1,093		Vishay Intertechnology, Inc.	21,740
213	[1]	Vishay Precision Group, Inc.	7,329
8,000		Walsin Technology Corp.	44,581
316	[1]	Workiva, Inc.	13,705
802		XPERI Corp.	15,872
25,202		Xerox Holdings Corp.	981,114
11,981		Yageo Corp.	129,617
900		Yokogawa Electric Corp.	16,476
9,000	[1]	ZTE Corp.	23,980
806	[1]	Zscaler, Inc.	42,017
		TOTAL	39,203,023
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—3.8%
333	[1]	AdvanSix, Inc.	$6,737
81,591		Alumina Ltd.	127,450
12,777		Anglo American PLC	334,960
3,071		Anglogold Ltd.	58,234
12,500		Anhui Conch Cement Co. Ltd., Class H	79,932
17,319		ArcelorMittal SA	295,756
56,000		Asia Cement Corp.	83,469
28,481		BHP Group PLC	631,540
3,848	[1]	Berry Global Group, Inc.	179,663
899		Boise Cascade Co.	34,090
858		CF Industries Holdings, Inc.	39,648
228		Celanese Corp.	28,630
13,353		Cherepovets MK Severstal	188,488
282,000		China National Building Material Co. Ltd.	272,511
206,000		China Resources Cement Holdings Ltd.	246,541
27,575	[1]	Companhia Siderurgica Nacional SA	82,718
16,382		Corteva, Inc.	426,260
3,337		Domtar, Corp.	124,537
13,225		Dow, Inc	705,818
545		Ecolab, Inc.	101,735
1,210		Ems-Chemie Holdings Ag	750,684
40,194		Evraz PLC	192,390
339	[1]	Ferro Corp.	4,888
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
59,000		Formosa Plastic Corp.	188,137
79,365		Fortescue Metals Group Ltd.	522,535
244		FutureFuel Corp.	2,738
43,004		Gold Fields Ltd.	229,026
30		Greif, Inc.	1,625
126		Hawkins, Inc.	5,206
303	[1]	Ingevity Corp.	27,364
206,000		Jiangxi Copper Co. Ltd.	237,699
1,870		KGHM Polska Miedz SA	42,876
9,575		Koninklijke DSM NV	1,225,960
24,738		LafargeHolcim Ltd.	1,274,935
4,315	[1,2]	Lithion Energy	1,470
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
685		Louisiana-Pacific Corp.	$20,317
603		Materion Corp.	35,493
22,900		Mitsubishi Gas Chemical Co., Inc.	358,927
8,200		Mitsubishi Materials Corp.	219,447
1,126		Myers Industries, Inc.	18,635
25,331		Newmont Goldcorp Corp.	972,710
4,800		Nissan Chemical Industries	190,445
5,000		Nitto Denko Corp.	281,020
1,240	[1]	Norilsk Nickel	328,758
29,367		Novolipetski Metallurgicheski Komb OAO	58,941
2,635		Nutrien Ltd.	124,956
21,200		PT Indah Kiat Pulp & Paper Corp.	10,214
134,700		Petronas Chemicals BHD	227,664
4,131	[3]	Phosagro OAO, GDR	50,893
719		Polyus PJSC	77,047
10		Quaker Chemical Corp.	1,492
16,617		Rio Tinto PLC	905,210
573		Schnitzer Steel Industries, Inc., Class A	12,348
3,600		Shin-Etsu Chemical Co. Ltd.	385,883
5,100		Showa Denko KK	136,512
19,818		Southern Copper Corp.	753,679
238		Stepan Co.	23,062
649		SunCoke Energy, Inc.	3,323
6,600		Taiheiyo Cement Corp.	191,144
12,000		Taiwan Cement Corp.	16,296
7,800		Teijin Ltd.	146,955
16,000		Tosoh Corp.	238,769
1,318		Tredegar Industries, Inc.	28,377
1,160		Trinseo SA	44,068
12,798		UPM - Kymmene Oyj	427,260
1,367		Va Stahl Ag	36,189
1,784		Valhi, Inc.	3,461
561	[1]	Verso Corp.	10,356
1,042		Warrior Met Coal, Inc.	21,392
1,260		West Fraser Timber Co. Ltd.	54,980
		TOTAL	15,172,473
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate—2.4%
2,000		Agile Group Holdings Ltd.	$2,801
212		American Assets Trust, Inc.	10,076
5,237		American Tower Corp.	1,120,875
33,100		Ascendas Real Estate Investment Trust	72,158
1,042		Avalonbay Communities, Inc.	223,415
13,792		Brixmor Property Group, Inc.	302,596
94,000		CIFI Holdings Group Co. Ltd.	68,462
3,800		CapitaLand Commercial Trust Ltd.	5,584
62,300		CapitaLand Mall Trust	114,779
2,079		CareTrust REIT, Inc.	43,410
4,671		CatchMark Timber Trust, Inc.	55,445
52,000		China Aoyuan Group Ltd.	74,418
4,000		China Resources Bejing Land	17,309
7,000		China Vanke Co. Ltd.	26,214
836		CoreCivic, Inc.	12,665
2,329		Corepoint Lodging, Inc.	23,546
216,000		Country Garden Holdings Co.	300,832
2,100		Daito Trust Construction Co. Ltd.	256,894
1,392		DiamondRock Hospitality Co.	14,338
15,101		Duke Realty Corp.	531,253
595		EastGroup Properties, Inc.	81,033
17,632		Equity Residential Properties Trust	1,500,483
713		Essential Properties Realty Trust, Inc.	18,602
139		Essex Property Trust, Inc.	43,393
102,000		Evergrande Real Estate Group Limited	243,584
22,041		Fibra Uno Administracion SA	33,784
713		First Industrial Realty Trust	30,360
130,000		Franshion Properties of China Ltd.	86,370
1,038		Geo Group, Inc.	14,387
51,496		H&R Real Estate Investment Trust	839,335
91,900		Henderson Land Development Co. Ltd.	442,077
94,000	[1]	Kaisa Group Holdings Ltd.	36,993
1,100		Life Storage, Inc.	120,472
24,000		Logan Property Holdings Co .Ltd.	35,141
3,500		Longfor Properties	14,338
4,391		Mid-American Apartment Communities, Inc.	597,659
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	COMMON STOCKS—continued
	Real Estate—continued
805	Monmouth Real Estate Investment Corp.	$12,341
690	National Storage Affiliates Trust	23,115
8,214	New Senior Investment Group, Inc.	64,480
1,713	Newmark Group, Inc.	22,355
209	PS Business Parks, Inc.	36,907
11,081	Pennsylvania Real Estate Investment Trust	63,827
826	RLJ Lodging Trust	14,116
240	Retail Value, Inc.	8,522
1,263	Rexford Industrial Realty, Inc.	60,447
56,100	Robinson's Land Corp., Class B	28,924
478	STAG Industrial, Inc.	14,813
125,134	Scentre Group	333,421
238,000	Seazen Group Ltd.	253,792
178,000	Shenzhen Investment Ltd.	70,043
24,500	Shimao Property Holdings Ltd.	88,789
244,708	Stockland Trust Group	837,639
68,000	Sunac China Holdings	331,467
422	Terreno Realty Corp.	24,358
758	Urban Edge Properties	15,713
360,000	Yuexiu Property Co., Ltd.	76,811
	TOTAL	9,796,961
	Utilities—2.4%
11,363	AES Corp.	214,874
15,670	AGL Energy Ltd.	216,641
10,330	Ameren Corp.	767,829
2,528	American Electric Power Co., Inc.	230,933
540	American States Water Co.	46,057
467,595	AusNet Services	550,927
52	Avista Corp.	2,459
15,000	Beijing Enterprises Holdings Ltd.	66,304
1,369	CEZ A.S.	30,312
51,500	CLP Holdings Ltd.	531,163
168	Chesapeake Utilities Corp.	15,312
155,000	China Power International Development Ltd.	32,079
22,000	China Resources Logic Ltd.	122,542
4,815	DTE Energy Co.	601,586
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Utilities—continued
372		Duke Energy Corp.	$32,799
10,500		ENN Energy Holdings Ltd.	114,023
42,181		Endesa SA	1,146,877
6,829		Enel SpA	51,572
21,955		Gail India Ltd.	38,566
778,500	[3]	HK Electric Investments Ltd.	762,757
109,040		Hong Kong and China Gas Co. Ltd.	207,941
64,537		Iberdrola SA	634,709
8,860		Manila Electric Co.	55,622
7,939		NextEra Energy, Inc.	1,856,297
979		Northwestern Corp.	70,067
3,775,022		OJSC Inter Rao Ues	261,030
183		ONE Gas, Inc.	16,263
2,056		Orsted A/S	189,450
279		Otter Tail Corp.	13,716
1,900		Petronas Gas	7,056
1,393		Portland General Electric Co.	77,325
12,600		Ratchaburi Group PCL	29,494
6,667		Severn Trent PLC	193,369
1,794		Southern Co.	111,210
5,031		Uniper SE	162,392
976		Unitil Corp.	59,575
		TOTAL	9,521,128
		TOTAL COMMON STOCKS (IDENTIFIED COST $210,446,140)	251,330,893
		ASSET-BACKED SECURITIES—0.0%
$39,715		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.660%, 11/15/2021	39,745
21,997		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	22,043
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $61,703)	61,788
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.0%
		Financials—0.0%
135,029		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025 (IDENTIFIED COST $137,724)	135,432
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.4%
$255,000		Bank, Class A4, 3.488%, 11/15/2050	$272,632
200,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	215,518
450,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	468,399
300,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	311,600
50,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	52,204
100,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	105,414
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,394,613)	1,425,767
		CORPORATE BONDS—6.0%
		Basic Industry - Metals & Mining—0.0%
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	105,999
		Basic Industry - Paper—0.0%
150,000	[1,2,4]	Pope & Talbot, Inc., 8.375%, 12/1/2099	0
		Capital Goods - Aerospace & Defense—0.1%
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	193,702
90,000	[5]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.644% (3-month USLIBOR +1.735%), 2/15/2042	71,043
		TOTAL	264,745
		Capital Goods - Building Materials—0.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	127,789
130,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	141,168
185,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	200,488
		TOTAL	469,445
		Capital Goods - Diversified Manufacturing—0.1%
30,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	38,910
300,000		Valmont Industries, Inc., 5.250%, 10/1/2054	308,031
		TOTAL	346,941
		Commercial Mortgage—0.0%
150,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	169,135
		Communications - Cable & Satellite—0.1%
200,000		CCO Safari II LLC, 4.908%, 7/23/2025	219,423
		Communications - Media & Entertainment—0.2%
310,000		British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	331,743
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	22,375
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$70,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	$85,144
350,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	369,937
	TOTAL	809,199
	Communications - Telecom Wireless—0.1%
375,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	390,641
75,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.875%, 6/19/2049	85,322
	TOTAL	475,963
	Communications - Telecom Wirelines—0.1%
300,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	349,598
200,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	215,817
	TOTAL	565,415
	Consumer Cyclical - Automotive—0.1%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	276,525
70,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	73,209
	TOTAL	349,734
	Consumer Cyclical - Retailers—0.2%
100,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	107,043
300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	312,297
91,638	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	98,174
120,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 6/15/2026	115,041
	TOTAL	632,555
	Consumer Cyclical - Services—0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	202,629
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	137,835
	TOTAL	340,464
	Consumer Non-Cyclical - Food/Beverage—0.3%
425,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 5.550%, 1/23/2049	564,191
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	216,052
250,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 7/15/2025	262,570
100,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	104,950
120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	131,130
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 4/14/2046	87,446
	TOTAL	1,366,339
	Consumer Non-Cyclical - Health Care—0.2%
210,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	210,350
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$400,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	$401,095
	TOTAL	611,445
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
125,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.950%, 3/15/2049	147,517
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	96,786
	TOTAL	244,303
	Consumer Non-Cyclical - Supermarkets—0.1%
375,000	Kroger Co., Sr. Unsecd. Note, 5.400%, 1/15/2049	457,410
	Consumer Non-Cyclical - Tobacco—0.3%
EUR 870,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	1,120,684
$200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	226,393
	TOTAL	1,347,077
	Energy - Independent—0.0%
170,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	171,124
	Energy - Integrated—0.0%
100,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	103,202
35,000	Petro-Canada, Deb., 7.000%, 11/15/2028	44,873
	TOTAL	148,075
	Energy - Midstream—0.2%
325,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	336,708
100,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	110,752
80,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	83,067
100,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	103,816
	TOTAL	634,343
	Energy - Refining—0.1%
250,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	273,606
	Financial Institution - Banking—0.6%
100,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	127,024
300,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	319,392
300,000	Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	302,537
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	266,913
250,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	263,179
5,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	5,368
100,000	JPMorgan Chase & Co., Series S, 6.750%, 8/1/2068	112,697
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$50,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	$51,854
400,000		Morgan Stanley, 4.300%, 1/27/2045	472,619
300,000	[5]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.450% (3-month USLIBOR +0.550%), 2/10/2021	300,240
34,904	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	26,178
80,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	80,968
230,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 3/3/2021	232,178
		TOTAL	2,561,147
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	149,064
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	242,648
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	75,729
		TOTAL	467,441
		Financial Institution - Finance Companies—0.1%
210,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	217,069
325,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	350,277
		TOTAL	567,346
		Financial Institution - Insurance - Life—0.3%
27,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 8/15/2040	37,922
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	426,798
325,000		Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	325,434
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	16,569
105,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	107,409
100,000		Principal Life Global Funding II, 144A, 2.200%, 4/8/2020	100,113
		TOTAL	1,014,245
		Financial Institution - Insurance - P&C—0.1%
300,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	306,921
30,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	51,881
		TOTAL	358,802
		Financial Institution - REIT - Apartment—0.1%
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	316,137
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	$143,207
	TOTAL	459,344
	Financial Institution - REIT - Healthcare—0.1%
435,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	433,189
	Financial Institution - REIT - Office—0.1%
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	108,012
300,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 7/30/2029	339,282
	TOTAL	447,294
	Financial Institution - REIT - Other—0.1%
180,000	Liberty Property LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	205,773
90,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	95,205
160,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	171,312
	TOTAL	472,290
	Financial Institution - REIT - Retail—0.0%
30,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	30,927
	Financial Institution - REITs—0.1%
300,000	Boston Properties, Inc., Sr. Unsecd. Note, 3.400%, 6/21/2029	314,230
	Foreign-Local-Government—0.0%
50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	62,972
	Municipal Services—0.1%
134,231	Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	167,219
100,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	125,000
	TOTAL	292,219
	Sovereign—0.1%
JPY 30,000,000	KFW, 2.050%, 2/16/2026	315,966
	Technology—0.7%
$300,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	315,128
400,000	Apple, Inc., Sr. Unsecd. Note, 2.950%, 9/11/2049	389,959
320,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	365,947
28,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	29,852
260,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	273,572
150,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	151,765
300,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	326,542
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Technology—continued
$380,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	$393,549
70,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	78,024
450,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	492,099
	TOTAL	2,816,437
	Transportation - Services—0.1%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	65,981
335,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	342,031
	TOTAL	408,012
	Utility - Electric—0.7%
120,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	120,966
275,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	307,738
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	222,106
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	400,415
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	313,767
375,000	Metropolitan Edison Co., Sr. Unsecd. Note, 144A, 4.300%, 1/15/2029	422,370
300,000	National Rural Utilities Cooperative Finance Corp., 2.000%, 1/27/2020	300,044
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	150,789
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	209,733
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	414,117
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	145,005
	TOTAL	3,007,050
	Utility - Natural Gas—0.1%
200,000	Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	201,336
	TOTAL CORPORATE BONDS (IDENTIFIED COST $22,903,758)	24,232,987
	MORTGAGE-BACKED SECURITIES—0.0%
1,310	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	1,472
939	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	1,082
97	Federal Home Loan Mortgage Corp., Pool C17281, 6.500%, 11/1/2028	100
1,049	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	1,185
828	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	932
1,316	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	1,494
1,944	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	2,235
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
$1,161	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	$1,295
5,489	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	6,031
3,348	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	3,810
4,041	Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	4,354
367	Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	406
226	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	256
2,213	Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	2,496
5,107	Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	5,781
2,142	Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	2,422
1,660	Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	1,852
3,667	Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	4,009
4,969	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	5,630
2,973	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	3,393
7,536	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	8,558
9,686	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	11,041
193	Government National Mortgage Association, Pool 352214, 7.000%, 4/15/2023	205
1,434	Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	1,620
883	Government National Mortgage Association, Pool 462556, 6.500%, 2/15/2028	971
284	Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	321
106	Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	117
2,513	Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	2,805
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
$2,194	Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	$2,435
191	Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	204
2,113	Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	2,323
2,014	Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	2,211
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $74,572)	83,046
	FOREIGN GOVERNMENTS/AGENCIES—7.2%
	Sovereign—7.2%
AUD 1,000,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	768,944
EUR 390,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	472,844
EUR 680,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	797,557
CAD 800,000	Canada, Government of, Bond, 3.250%, 6/1/2021	616,782
CAD 480,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	498,621
EUR 936,000	France, Government of, 0.500%, 5/25/2025	1,082,539
EUR 350,000	France, Government of, Bond, 4.500%, 4/25/2041	703,765
EUR 400,000	France, Government of, O.A.T., 5.500%, 4/25/2029	675,333
EUR 250,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2036	316,595
EUR 400,000	France, Government of, Unsecd. Note, 1.750%, 6/25/2039	550,420
EUR 300,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	573,967
EUR 100,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	220,027
EUR 540,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2025	648,876
EUR 1,000,000	Italy, Government of, 3.750%, 5/1/2021	1,161,656
EUR 220,000	Italy, Government of, 4.250%, 3/1/2020	245,028
EUR 680,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	757,937
EUR 1,000,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,434,653
EUR 500,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	576,690
EUR 58,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	76,843
JPY 100,000,000	Japan, Government of, Series 313, 1.300%, 3/20/2021	931,091
JPY 60,000,000	Japan, Government of, Series 65, 1.900%, 12/20/2023	594,774
JPY 142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,581,700
JPY 205,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	2,210,841
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
JPY 50,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	$466,917
JPY 155,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,875,526
$30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	41,100
MXN 30,200,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.000%, 12/11/2019	1,539,540
EUR 350,000	Netherlands, Government of, 1.750%, 7/15/2023	418,867
EUR 750,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	1,106,182
EUR 150,000	Spain, Government of, 4.200%, 1/31/2037	253,940
EUR 590,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	748,536
EUR 880,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	1,104,030
EUR 400,000	Spain, Government of, Sr. Unsub., 4.000%, 4/30/2020	448,776
GBP 270,000	United Kingdom, Government of, 2.750%, 9/7/2024	385,829
GBP 430,000	United Kingdom, Government of, 3.250%, 1/22/2044	793,860
GBP 350,000	United Kingdom, Government of, 4.250%, 12/7/2027	584,562
GBP 600,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	829,383
GBP 430,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	781,291
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $27,414,309)	28,875,822
	U.S. TREASURIES—3.2%
$324,993	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2021	322,819
26,394	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2022	26,204
5,248	U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2027	5,340
312,474	U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2042	331,199
78,088	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2048	88,258
637,706	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2049	725,439
925,000	United States Treasury Bond, 2.250%, 8/15/2049	934,366
75,000	United States Treasury Bond, 2.500%, 2/15/2045	79,249
81,000	United States Treasury Bond, 2.500%, 5/15/2046	85,708
225,000	United States Treasury Bond, 2.750%, 8/15/2047	250,308
3,000	United States Treasury Bond, 3.000%, 11/15/2045	3,476
55,000	United States Treasury Bond, 3.000%, 2/15/2048	64,159
350,000	United States Treasury Bond, 3.000%, 8/15/2048	408,994
75,000	United States Treasury Bond, 3.000%, 2/15/2049	87,838
100,000	United States Treasury Bond, 4.375%, 2/15/2038	136,045
1,300,000	United States Treasury Note, 1.375%, 8/31/2026	1,271,237
600,000	United States Treasury Note, 1.500%, 10/31/2021	598,584
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		U.S. TREASURIES—continued
$400,000		United States Treasury Note, 1.500%, 9/30/2024	$397,532
275,000		United States Treasury Note, 1.625%, 10/31/2026	273,126
1,000,000		United States Treasury Note, 1.750%, 11/15/2029	997,553
600,000		United States Treasury Note, 1.875%, 6/30/2026	605,691
3,275,000		United States Treasury Note, 2.125%, 5/31/2021	3,296,497
180,000		United States Treasury Note, 2.250%, 3/31/2021	181,318
50,000		United States Treasury Note, 2.250%, 3/31/2026	51,617
385,000		United States Treasury Note, 2.500%, 1/31/2021	388,489
700,000		United States Treasury Note, 2.500%, 2/28/2021	706,837
30,000		United States Treasury Note, 2.500%, 1/31/2025	31,254
225,000		United States Treasury Note, 2.500%, 2/28/2026	235,541
160,000		United States Treasury Note, 2.875%, 11/30/2023	167,706
145,000		United States Treasury Note, 2.875%, 9/30/2023	151,719
		TOTAL U.S. TREASURIES (IDENTIFIED COST $12,645,333)	12,904,103
		PURCHASED CALL OPTION—0.0%
3,300,000		BNP EUR CALL/JPY PUT, Notional Amount $3,300,000, Exercise Price $122.43, Expiration Date 1/30/2020 (IDENTIFIED COST $27,255)	10,668
		PURCHASED PUT OPTION—0.0%
85,000		Morgan Stanley USD PUT/CAD CALL, Notional Amount $85,000, Exercise Price $1.33, Expiration Date 12/4/2019 (IDENTIFIED COST $224)	107
		INVESTMENT COMPANIES—18.6%
3,951,047		Emerging Markets Core Fund	39,273,404
220,646		Federated Bank Loan Core Fund	2,151,295
3,049,396		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.77%[6]	3,050,311
2,226,677		Federated Mortgage Core Portfolio	21,999,566
546,931		Federated Project and Trade Finance Core Fund	4,911,439
566,062	[7]	High Yield Bond Portfolio	3,532,228
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $72,618,208)	74,918,243
		TOTAL INVESTMENT IN SECURITIES—97.8% (IDENTIFIED COST $347,723,839)[8]	393,978,856
		OTHER ASSETS AND LIABILITIES - NET—2.2%[9]	8,778,869
		TOTAL NET ASSETS—100%	$402,757,725
Annual Shareholder Report

At November 30, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/6/2019	State Street Bank & Trust Co.	10,069,000 AUD	$6,822,335	$(11,101)
12/6/2019	Credit Agricole CIB	949,000 CAD	$713,023	$1,423
12/6/2019	Credit Agricole CIB	686,196,000 JPY	$6,303,467	$(31,331)
12/6/2019	HSBC BANK USA	110,102,000 MXN	$5,668,037	$(45,010)
12/6/2019	BNP Paribas SA	1,613,000 NOK	$175,524	$(591)
12/20/2019	Barclays Bank PLC Wholesale	3,021,158,000 KRW	$2,529,415	$29,501
12/20/2019	Barclays Bank PLC Wholesale	3,621,743,000 KRW	$3,027,378	$40,232
12/20/2019	Barclays Bank PLC Wholesale	10,167,923,000 KRW	$8,600,703	$11,510
12/20/2019	Barclays Bank PLC Wholesale	12,137,989,000 KRW	$10,373,374	$(92,519)
12/20/2019	Barclays Bank PLC Wholesale	13,695,569,000 KRW	$11,627,107	(26,984)
12/20/2019	Barclays Bank PLC Wholesale	23,742,197,000 KRW	$20,405,491	$(295,892)
2/3/2020	State Street Bank & Trust Co.	500,000 EUR	60,559,405 JPY	$(2,552)
2/3/2020	State Street Bank & Trust Co.	550,000 EUR	$615,644	$(6,948)
2/3/2020	State Street Bank & Trust Co.	680,000 GBP	$878,048	$3,421
2/3/2020	State Street Bank & Trust Co.	540,995,700 JPY	$5,000,000	$(33,866)
2/3/2020	Morgan Stanley	13,803,734 NOK	$1,500,000	$(2,181)
2/3/2020	Citibank N.A.	19,986,058 NOK	$2,200,000	$(31,348)
2/3/2020	Citibank N.A.	950,000 NZD	$605,485	$5,004
2/4/2020	Citibank N.A.	11,653,621 MXN	$600,000	$(9,719)
2/4/2020	Goldman Sachs	11,672,744 MXN	$600,000	$(8,750)
2/18/2020	Morgan Stanley	115,501 AUD	$80,000	$(1,718)
2/18/2020	Goldman Sachs	223,796 CAD	$170,000	$(1,437)
2/18/2020	JPMorgan Chase	73,468 CHF	$75,000	$(1,058)
2/18/2020	State Street Bank & Trust Co.	400,565 EUR	$450,000	$(6,273)
2/18/2020	State Street Bank & Trust Co.	123,109 GBP	$160,000	$(352)
2/18/2020	JPMorgan Chase	29,515,112 JPY	$275,000	$(3,837)
2/18/2020	Goldman Sachs	2,910,516 MXN	$150,000	$(2,874)
2/28/2020	Bank of America N.A.	170,000 AUD	$115,584	$(335)
2/28/2020	JPMorgan Chase	112,219 CAD	$85,000	$(474)
2/28/2020	Barclays Bank PLC Wholesale	13,481,013 MXN	$690,000	$(9,521)
2/28/2020	Barclays Bank PLC Wholesale	1,000,000 NOK	$109,110	$(600)
2/28/2020	Morgan Stanley	180,000 NZD	$115,797	$(83)
2/28/2020	Barclays Bank PLC Wholesale	1,700,000 NZD	$1,092,953	$(104)
Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
12/6/2019	Bank of America N.A.	4,689,000 CHF	$4,700,526	$9,388
12/6/2019	BNP Paribas SA	13,836,000 EUR	$15,257,537	$10,310
12/6/2019	Morgan Stanley	3,648,000 GBP	$4,697,318	$(21,014)
12/6/2019	Bank of New York Mellon	879,000 NZD	$563,339	$(1,009)
12/6/2019	Barclays Bank PLC Wholesale	85,980,000 SEK	$8,918,158	$(61,631)
12/6/2019	Bank of America N.A.	2,548,000 SGD	$1,866,211	$3,070
12/6/2019	Citibank N.A.	3,827,000 TRY	$664,409	$(338)
12/20/2019	Bank of America N.A.	5,502,104,000 KRW	$4,653,847	$(6,425)
12/20/2019	Barclays Bank PLC Wholesale	11,474,833,000 KRW	$9,887,750	$168,587
12/20/2019	Barclays Bank PLC Wholesale	14,540,279,000 KRW	$12,372,494	$56,904
12/20/2019	Barclays Bank PLC Wholesale	18,184,228,000 KRW	$15,590,178	$188,169
12/20/2019	Barclays Bank PLC Wholesale	27,397,245,000 KRW	$22,926,565	$(278,853)
2/3/2020	Goldman Sachs	500,000 EUR	60,407,345 JPY	$1,156
2/3/2020	Citibank N.A	20,089,073 NOK	$2,200,000	$20,170
2/3/2020	BNP Paribas SA	950,000 NZD	$606,914	$(3,575)
2/4/2020	State Street Bank & Trust Co.	23,308,824 MXN	$1,200,000	$19,358
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(432,100)
At November 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]Amsterdam Index Short Futures	74	$9,738,812	December 2019	$25,489
[1]Australia 10-Year Bond Short Futures	312	$31,033,298	December 2019	$(196,081)
[1]Canada 10-Year Bond Short Futures	424	$44,711,044	March 2020	$(46,618)
1DAX Index Short Futures	31	$11,311,117	December 2019	$(337,117)
1FTSE 100 Index Short Futures	164	$15,621,249	December 2019	$(5,180)
[1]Japan 10-Year Bond Short Futures	19	$26,595,138	December 2019	$96,072
[1]Long GILT Short Futures	170	$29,188,739	March 2020	$(18,554)
1MSCI Singapore IX ETS Short Futures	273	$7,351,996	December 2019	$26,833
1MSCI Taiwan Index Short Futures	361	$15,703,500	December 2019	$162,537
1SPI 200 Short Futures	12	$1,391,220	December 2019	$(22,199)
1S&P/TSX 60 IX Short Futures	28	$4,290,537	December 2019	$(19,521)
1TOPIX Index Short Futures	35	$5,428,167	December 2019	$(237,575)
[1]United States Treasury Ultra Bond Short Futures	4	$750,875	March 2020	$464
1CAC 40 10-Year Euro Long Futures	309	$20,083,505	December 2019	$(38,976)
[1]Euro BTP Long Futures	56	$8,841,105	March 2020	$5,213
Annual Shareholder Report

Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]Euro Bund Long Futures	181	$34,514,613	March 2020	$(44,155)
1FTSE JSE Top 40 Long Futures	343	$11,532,835	December 2019	$(237,235)
1FTSE/MIB Index Long Futures	7	$897,476	December 2019	$(3,833)
[1]Hang Seng Index Long Futures	44	$7,400,501	December 2019	$(92,998)
1IBEX 35 Index Long Futures	7	$719,207	December 2019	$11,303
1KOSPI2 Index Long Futures	35	$2,056,100	December 2019	$(15,235)
1S&P 500 E-Mini Long Futures	142	$22,320,270	December 2019	$284,761
[1]United States Treasury Notes 2-Year Long Futures	70	$15,091,016	March 2020	$(15,267)
[1]United States Treasury Notes 5-Year Long Futures	16	$1,903,500	March 2020	$(3,911)
[1]United States Treasury Notes 10-Year Long Futures	80	$10,348,750	March 2020	$(16,597)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(738,380)
At November 30, 2019, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Barclays Bank PLC Wholesale	NZD CALL/USD PUT	$605,360	December 2019	$0.64	$(1,403)
Put Options:
Bank of America Merrill Lynch	USD PUT/CAD CALL	$85,000	December 2019	$1.30	$(1)
BNP Paribas	EUR PUT/JPY CALL	$3,300,000	January 2020	$119.30	$(18,856)
(PREMIUMS RECEIVED $29,382)					$(20,260)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and the value of Written Options Contracts is included in “Other Assets and Liabilities–Net.”
Annual Shareholder Report

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Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2019, were as follows:
	Balance of Shares Held 11/30/2018	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	2,987,593	1,573,267	(609,813)
Federated Bank Loan Core Fund	222,396	204,804	(206,554)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	5,429,001	136,850,886	(139,230,491)
Federated Mortgage Core Portfolio	1,599,256	1,599,337	(971,916)
Federated Project and Trade Finance Core Fund	521,974	24,957	—
High Yield Bond Portfolio	583,842	331,107	(348,887)
TOTAL OF AFFILIATED TRANSACTIONS	11,344,062	140,584,358	(141,367,661)
Annual Shareholder Report

Balance of Shares Held 11/30/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
3,951,047	$39,273,404	$2,836,935	$(366,033)	$1,836,775
220,646	$2,151,295	$7,991	$(52,736)	$81,324
3,049,396	$3,050,311	$178	$1,037	$78,005
2,226,677	$21,999,566	$789,154	$(129,058)	$599,181
546,931	$4,911,439	$(47,983)	$—	$225,115
566,062	$3,532,228	$107,976	$56,144	$236,356
10,560,759	$74,918,243	$3,694,251	$(490,646)	$3,056,756
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees").
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2019, these restricted securities amounted to $813,650, which represented 0.2% of total net assets.
4	Issuer in default.
5	Floating/variable note with current rate and current maturity or next reset date shown.
6	7-day net yield.
7	The High Yield Portfolio is a diversified portfolio of below investment grade bonds.
8	The cost of investments for federal tax purposes amounts to $380,621,071.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$124,760,198	$—	$—	$124,760,198
International	15,563,152	111,005,451	2,092	126,570,695
Debt Securities:
Asset-Backed Securities	—	61,788	—	61,788
Commercial Mortgage-Backed Security	—	135,432	—	135,432
Collateralized Mortgage Obligations	—	1,425,767	—	1,425,767
Corporate Bonds	—	24,206,809	26,178	24,232,987
Mortgage-Backed Securities	—	83,046	—	83,046
Foreign Governments/Agencies	—	28,875,822	—	28,875,822
U.S. Treasuries	—	12,904,103	—	12,904,103
Purchased Call Options	—	10,668	—	10,668
Purchased Put Options	—	107	—	107
Investment Companies[1]	70,006,804	—	—	74,918,243
TOTAL SECURITIES	$210,330,154	$178,708,993	$28,270	$393,978,856
Other Financial Instruments
Assets
Futures Contracts	$612,672	$—	$—	$612,672
Foreign Exchange Contracts	—	568,203	—	568,203
Written Option Contracts	—	—	—	—
Liabilities
Futures Contracts	(1,351,052)	—	—	(1,351,052)
Foreign Exchange Contracts	—	(1,000,303)	—	(1,000,303)
Written Options Contracts	—	(20,260)	—	(20,260)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(738,380)	$(452,360)	$—	$(1,190,740)
1	As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $4,911,439 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro Currency
GBP	—British Pound
GDR	—Global Depository Receipt
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish New Lira
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$19.08	$20.09	$17.49	$17.87	$20.29
Income From Investment Operations:
Net investment income[1]	0.31	0.31	0.28	0.29	0.27
Net realized and unrealized gain (loss)	1.44	(0.99)	2.63	(0.37)	(0.80)
TOTAL FROM INVESTMENT OPERATIONS	1.75	(0.68)	2.91	(0.08)	(0.53)
Less Distributions:
Distributions from net investment income	(0.36)	(0.33)	(0.31)	(0.29)	(0.17)
Distributions from net realized gain	(0.64)	—	—	(0.01)	(1.72)
TOTAL DISTRIBUTIONS	(1.00)	(0.33)	(0.31)	(0.30)	(1.89)
Net Asset Value, End of Period	$19.83	$19.08	$20.09	$17.49	$17.87
Total Return[2]	9.89%	(3.46)%	16.85%	(0.68)%	(2.80)%
Ratios to Average Net Assets:
Net expenses	1.15%	1.15%	1.14%	1.14%	1.16%
Net investment income	1.65%	1.53%	1.50%	1.65%	1.45%
Expense waiver/reimbursement[3]	0.20%	0.11%	0.18%	0.17%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$181,579	$146,323	$169,424	$169,443	$187,183
Portfolio turnover	85%	66%	58%	105%	76%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.60	$19.58	$17.06	$17.43	$19.86
Income From Investment Operations:
Net investment income[1]	0.16	0.14	0.13	0.14	0.12
Net realized and unrealized gain (loss)	1.39	(0.96)	2.55	(0.35)	(0.78)
TOTAL FROM INVESTMENT OPERATIONS	1.55	(0.82)	2.68	(0.21)	(0.66)
Less Distributions:
Distributions from net investment income	(0.21)	(0.16)	(0.16)	(0.15)	(0.05)
Distributions from net realized gain	(0.64)	—	—	(0.01)	(1.72)
TOTAL DISTRIBUTIONS	(0.85)	(0.16)	(0.16)	(0.16)	(1.77)
Net Asset Value, End of Period	$19.30	$18.60	$19.58	$17.06	$17.43
Total Return[2]	8.94%	(4.20)%	15.84%	(1.46)%	(3.59)%
Ratios to Average Net Assets:
Net expenses	1.96%	1.96%	1.95%	1.95%	1.97%
Net investment income	0.86%	0.72%	0.70%	0.85%	0.64%
Expense waiver/reimbursement[3]	0.20%	0.12%	0.20%	0.18%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,880	$9,758	$14,342	$16,037	$21,384
Portfolio turnover	85%	66%	58%	105%	76%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.52	$19.51	$17.00	$17.37	$19.80
Income From Investment Operations:
Net investment income[1]	0.16	0.15	0.14	0.15	0.13
Net realized and unrealized gain (loss)	1.40	(0.96)	2.55	(0.35)	(0.78)
TOTAL FROM INVESTMENT OPERATIONS	1.56	(0.81)	2.69	(0.20)	(0.65)
Less Distributions:
Distributions from net investment income	(0.22)	(0.18)	(0.18)	(0.16)	(0.06)
Distributions from net realized gain	(0.64)	—	—	(0.01)	(1.72)
TOTAL DISTRIBUTIONS	(0.86)	(0.18)	(0.18)	(0.17)	(1.78)
Net Asset Value, End of Period	$19.22	$18.52	$19.51	$17.00	$17.37
Total Return[2]	9.06%	(4.20)%	15.92%	(1.44)%	(3.55)%
Ratios to Average Net Assets:
Net expenses	1.92%	1.90%	1.89%	1.89%	1.91%
Net investment income	0.89%	0.78%	0.75%	0.91%	0.70%
Expense waiver/reimbursement[3]	0.20%	0.14%	0.21%	0.20%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$64,600	$64,095	$78,445	$82,845	$89,640
Portfolio turnover	85%	66%	58%	105%	76%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.94	$19.94	$17.38	$17.74	$20.16
Income From Investment Operations:
Net investment income[1]	0.24	0.22	0.20	0.21	0.19
Net realized and unrealized gain (loss)	1.41	(0.98)	2.61	(0.36)	(0.80)
TOTAL FROM INVESTMENT OPERATIONS	1.65	(0.76)	2.81	(0.15)	(0.61)
Less Distributions:
Distributions from net investment income	(0.28)	(0.24)	(0.25)	(0.20)	(0.09)
Distributions from net realized gain	(0.64)	—	—	(0.01)	(1.72)
TOTAL DISTRIBUTIONS	(0.92)	(0.24)	(0.25)	(0.21)	(1.81)
Net Asset Value, End of Period	$19.67	$18.94	$19.94	$17.38	$17.74
Total Return[2]	9.38%	(3.86)%	16.32%	(1.12)%	(3.26)%
Ratios to Average Net Assets:
Net expenses	1.56%	1.58%	1.57%	1.56%	1.59%
Net investment income	1.26%	1.09%	1.07%	1.24%	1.02%
Expense waiver/reimbursement[3]	0.19%	0.12%	0.18%	0.18%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,860	$43,452	$51,768	$52,430	$59,229
Portfolio turnover	85%	66%	58%	105%	76%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$19.19	$20.21	$17.61	$17.98	$20.40
Income From Investment Operations:
Net investment income[1]	0.37	0.37	0.33	0.34	0.32
Net realized and unrealized gain (loss)	1.45	(1.00)	2.65	(0.37)	(0.80)
TOTAL FROM INVESTMENT OPERATIONS	1.82	(0.63)	2.98	(0.03)	(0.48)
Less Distributions:
Distributions from net investment income	(0.42)	(0.39)	(0.38)	(0.33)	(0.22)
Distributions from net realized gain	(0.64)	—	—	(0.01)	(1.72)
TOTAL DISTRIBUTIONS	(1.06)	(0.39)	(0.38)	(0.34)	(1.94)
Net Asset Value, End of Period	$19.95	$19.19	$20.21	$17.61	$17.98
Total Return[2]	10.21%	(3.21)%	17.13%	(0.37)%	(2.51)%
Ratios to Average Net Assets:
Net expenses	0.86%	0.86%	0.85%	0.85%	0.87%
Net investment income	1.95%	1.81%	1.77%	1.95%	1.74%
Expense waiver/reimbursement[3]	0.22%	0.14%	0.20%	0.20%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$99,564	$95,613	$105,720	$91,167	$115,108
Portfolio turnover	85%	66%	58%	105%	76%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,			Period Ended 11/30/2016[1]
	2019	2018	2017
Net Asset Value, Beginning of Period	$19.09	$20.10	$17.51	$16.97
Income From Investment Operations:
Net investment income[2]	0.38	0.36	0.33	0.11
Net realized and unrealized gain (loss)	1.44	(0.98)	2.63	0.56
TOTAL FROM INVESTMENT OPERATIONS	1.82	(0.62)	2.96	0.67
Less Distributions:
Distributions from net investment income	(0.43)	(0.39)	(0.37)	(0.13)
Distributions from net realized gain	(0.64)	—	—	—
TOTAL DISTRIBUTIONS	(1.07)	(0.39)	(0.37)	(0.13)
Net Asset Value, End of Period	$19.84	$19.09	$20.10	$17.51
Total Return[3]	10.26%	(3.16)%	17.14%	3.94%
Ratios to Average Net Assets:
Net expenses	0.84%	0.84%	0.83%	0.84%[4]
Net investment income	1.97%	1.79%	1.78%	1.48%[4]
Expense waiver/reimbursement[5]	0.19%	0.11%	0.17%	0.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,275	$4,890	$6,243	$4,853
Portfolio turnover	85%	66%	58%	105%[6]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to November 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2019
Assets:
Investment in securities, at value including $74,918,243 of investment in affiliated holdings* (identified cost $347,723,839)		$393,978,856
Cash denominated in foreign currencies (identified cost $721,426)		600,179
Due from broker		8,766,645
Income receivable		1,182,284
Income receivable from affiliated holdings		284,944
Receivable for investments sold, net of reserve of $2,695,488 (Note 9)		152,398
Receivable for shares sold		271,732
Unrealized appreciation on foreign exchange contracts		568,203
TOTAL ASSETS		405,805,241
Liabilities:
Payable for investments purchased	$271,479
Payable for shares redeemed	215,136
Written options outstanding (premium $29,382), at value	20,260
Unrealized depreciation on foreign exchange contracts	1,000,303
Payable for variation margin on futures contracts	1,023,892
Payable for investment adviser fee (Note 5)	11,131
Payable for administrative fees (Note 5)	1,745
Payable for custodian fees	116,317
Payable for transfer agent fee	87,093
Payable for portfolio accounting fees	99,466
Payable for distribution services fee (Note 5)	62,236
Payable for other service fees (Notes 2 and 5)	50,769
Accrued expenses (Note 5)	87,689
TOTAL LIABILITIES		3,047,516
Net assets for 20,413,223 shares outstanding		$402,757,725
Net Assets Consist of:
Paid-in capital		$414,145,588
Total distributable earnings (loss)		(11,387,863)
TOTAL NET ASSETS		$402,757,725
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($181,579,285 ÷ 9,158,800 shares outstanding), no par value, unlimited shares authorized	$19.83
Offering price per share (100/94.50 of $19.83)	$20.98
Redemption proceeds per share	$19.83
Class B Shares:
Net asset value per share ($7,879,880 ÷ 408,213 shares outstanding), no par value, unlimited shares authorized	$19.30
Offering price per share	$19.30
Redemption proceeds per share (94.50/100 of $19.30)	$18.24
Class C Shares:
Net asset value per share ($64,599,831 ÷ 3,360,822 shares outstanding), no par value, unlimited shares authorized	$19.22
Offering price per share	$19.22
Redemption proceeds per share (99.00/100 of $19.22)	$19.03
Class R Shares:
Net asset value per share ($42,860,262 ÷ 2,178,424 shares outstanding), no par value, unlimited shares authorized	$19.67
Offering price per share	$19.67
Redemption proceeds per share	$19.67
Institutional Shares:
Net asset value per share ($99,563,764 ÷ 4,990,650 shares outstanding), no par value, unlimited shares authorized	$19.95
Offering price per share	$19.95
Redemption proceeds per share	$19.95
Class R6 Shares:
Net asset value per share ($6,274,703 ÷ 316,314 shares outstanding), no par value, unlimited shares authorized	$19.84
Offering price per share	$19.84
Redemption proceeds per share	$19.84
* See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2019
Investment Income:
Dividends (including $3,056,756 received from an affiliated holdings* and net of foreign taxes withheld of $387,004)			$8,667,147
Interest			1,612,456
TOTAL INCOME			10,279,603
Expenses:
Investment adviser fee (Note 5)		$2,525,872
Administrative fee (Note 5)		309,169
Custodian fees		235,280
Transfer agent fee (Note 2)		587,576
Directors'/Trustees' fees (Note 5)		9,496
Auditing fees		34,570
Legal fees		10,058
Portfolio accounting fees		173,109
Distribution services fee (Note 5)		750,775
Other service fees (Notes 2 and 5)		562,456
Share registration costs		94,537
Printing and postage		41,262
Miscellaneous (Note 5)		70,418
TOTAL EXPENSES		5,404,578
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(704,693)
Reimbursement of other operating expenses (Notes 2 and 5)	(42,980)
TOTAL WAIVER AND REIMBURSEMENTS		(747,673)
Net expenses			4,656,905
Net investment income			5,622,698
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized gain on investments (including foreign taxes withheld of $(3,272)) (including net realized loss of $(490,646) on sales of investments in affiliated holdings*)	$5,482,618
Net realized gain on foreign currency transactions	384,842
Net realized loss on foreign exchange contracts	(2,484,070)
Net realized gain on futures contracts	841,605
Net realized gain on written options	54,067
Net realized gain on swap contracts	4,727
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $3,694,251 on investments in affiliated holdings*)	26,262,080
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(78,172)
Net change in unrealized appreciation of foreign exchange contracts	(133,183)
Net change in unrealized appreciation of futures contracts	(1,140,245)
Net change in unrealized appreciation of written options	9,122
Net realized and unrealized gain on investments, futures contracts, written options, foreign exchange contracts, swap contracts and foreign currency transactions	29,203,391
Change in net assets resulting from operations	$34,826,089
* See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,622,698	$5,652,829
Net realized gain	4,283,789	21,252,905
Net change in unrealized appreciation/depreciation	24,919,602	(40,526,550)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	34,826,089	(13,620,816)
Distributions to Shareholders:
Class A Shares	(7,774,878)	(2,645,384)
Class B Shares	(430,895)	(106,913)
Class C Shares	(2,912,985)	(698,290)
Class R Shares	(2,130,402)	(598,310)
Institutional Shares	(5,014,766)	(1,963,486)
Class R6 Shares	(282,719)	(138,061)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,546,645)	(6,150,444)
Share Transactions:
Proceeds from sale of shares	45,310,579	81,789,409
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Absolute Return Fund	60,593,669	—
Net asset value of shares issued to shareholders in payment of distributions declared	17,869,165	5,852,548
Cost of shares redeemed	(101,425,895)	(129,682,582)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	22,347,518	(42,040,625)
Change in net assets	38,626,962	(61,811,885)
Net Assets:
Beginning of period	364,130,763	425,942,648
End of period	$402,757,725	$364,130,763
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2019
1. ORGANIZATION
Federated Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
On March 30, 2017, the Fund's T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
On August 16, 2019, the Fund acquired all of the net assets of Federated Absolute Return Fund, an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Federated Absolute Return Fund's shareholders on July 17, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Federated Absolute Return Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Federated Absolute Return Fund Class A Shares exchanged, a shareholder received 0.4456 shares of the Fund's Class A Shares.
For every one share of Federated Absolute Return Fund Class B Shares exchanged, a shareholder received 0.4449 shares of the Fund's Class B Shares.
For every one share of Federated Absolute Return Fund Class C Shares exchanged, a shareholder received 0.4438 shares of the Fund's Class C Shares.
For every one share of Federated Absolute Return Fund Institutional Shares exchanged, a shareholder received 0.4487 shares of the Fund's Institutional Shares.
Annual Shareholder Report

The Fund received net assets from Federated Absolute Return Fund as a result of the tax-free reorganization as follows:
Shares of the Fund Issued	Federated Absolute Return Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,199,576	$60,593,669	$(1,606,835)	$343,566,261	$404,159,930
1	Unrealized Depreciation is included in the Net Assets Received amount shown above.

Assuming the acquisition had been completed on December 1, 2018, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2019, were as follows:
Net investment income*	$6,157,164
Net realized and unrealized gain on investments	29,828,020
Net increase in net assets resulting from operations	$35,985,184
*	Net investment income includes $222,230 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Federated Absolute Return Fund that have been included in the Fund's Statement of Operations as of November 30, 2019.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
Annual Shareholder Report

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $747,673 is disclosed in various locations in this Note 2 and Note 5. For the year ended November 30, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$218,077	$(8,945)
Class B Shares	17,287	(415)
Class C Shares	102,226	(4,619)
Class R Shares	131,781	—
Institutional Shares	114,281	(29,001)
Class R6 Shares	3,924	—
TOTAL	$587,576	$(42,980)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended November 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$385,236
Class B Shares	21,281
Class C Shares	155,939
TOTAL	$562,456
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
Annual Shareholder Report

The Fund uses credit default swaps to manage sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At November 30, 2019, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $261,538. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector asset class risk and yield curve risks. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $118,244,309 and $107,987,606, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase returns and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date receivable and payable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,151,540 and $1,301,538, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to maintain manage sector/asset class risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund's Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average market value of written put and call options held by the Fund throughout the period was $4,605 and $7,080, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $2,213 and $5,192, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at November 30, 2019, is as follows:
Security	Acquisition Date	Cost	Market Value
HK Electric Investments Ltd.	2/2/16	$654,353	$762,757
Phosagro OAO, GDR	1/3/19	$45,981	$50,893
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$239,433*
Equity contracts		$—	Payable for variation margin on futures contracts	$498,947*
Foreign exchange contracts	Purchased options, in securities at value	$10,775		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$568,203	Unrealized depreciation on foreign exchange contracts	$1,000,303
Annual Shareholder Report

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts		$—	Written options outstanding at value	$20,260
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$578,978		$1,758,943
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only a portion of the variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	OTC Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options[1]	Written Options	Total
Interest rate contracts	$—	$370,262	$—	$—	$—	$370,262
Equity contracts	—	473,544	—	—	—	473,544
Foreign exchange contracts	—	(2,201)	(2,484,070)	(73,297)	54,067	(2,505,501)
Credit contracts	4,727	—	—	—	—	4,727
TOTAL	$4,727	$841,605	$(2,484,070)	$(73,297)	$54,067	$(1,656,968)
1	The net realized gain (loss) on Purchased Option Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options[2]	Written Options	Total
Interest rate contracts	$(334,684)	$—	$—	$—	$(334,684)
Equity contracts	(805,561)	—	—	—	(805,561)
Foreign exchange contracts	—	(133,183)	(16,704)	9,122	(140,765)
TOTAL	(1,140,245)	(133,183)	(16,704)	9,122	(1,281,010)
2	The net change in unrealized appreciation of Purchased Options is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payable and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of November 30, 2019, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$568,203	$(556,361)	$—	$11,842
TOTAL	$568,203	$(556,361)	$—	$11,842

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$1,000,303	$(556,361)	$—	$443,942
TOTAL	$1,000,303	$(556,361)	$—	$443,942
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended November 30	2019		2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	704,490	$13,350,974	986,770	$19,723,211
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Absolute Return Fund	1,987,441	37,741,567	—	—
Shares issued to shareholders in payment of distributions declared	412,447	7,311,903	123,936	2,477,745
Shares redeemed	(1,615,912)	(30,642,318)	(1,873,982)	(37,564,015)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,488,466	$27,762,126	(763,276)	$(15,363,059)
Annual Shareholder Report

Year Ended November 30	2019		2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,854	$50,358	7,401	$190,621
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Absolute Return Fund	30,312	560,473	—	—
Shares issued to shareholders in payment of distributions declared	24,083	411,432	5,231	102,141
Shares redeemed	(173,789)	(3,199,758)	(220,288)	(4,305,888)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(116,540)	$(2,177,495)	(207,656)	$(4,013,126)

Year Ended November 30	2019		2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	464,276	$8,524,764	798,562	$15,639,241
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Absolute Return Fund	413,438	7,615,504	—	—
Shares issued to shareholders in payment of distributions declared	165,458	2,821,670	34,712	674,608
Shares redeemed	(1,142,345)	$(20,990,309)	(1,393,090)	$(27,077,891)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(99,173)	(2,028,371)	(559,816)	(10,764,042)

Year Ended November 30	2019		2018
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	448,896	$8,451,047	465,038	$9,266,744
Shares issued to shareholders in payment of distributions declared	118,810	2,080,658	29,452	584,979
Shares redeemed	(683,854)	(12,945,514)	(795,720)	(15,759,686)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(116,148)	$(2,413,809)	(301,230)	$(5,907,963)

Year Ended November 30	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	694,953	$13,283,388	1,539,834	$30,768,641
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Absolute Return Fund	768,385	14,676,125	—	—
Shares issued to shareholders in payment of distributions declared	278,079	4,962,943	93,349	1,875,764
Shares redeemed	(1,732,662)	(32,854,408)	(1,882,409)	(37,926,274)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,755	$68,048	(249,226)	$(5,281,869)
Annual Shareholder Report

Year Ended November 30	2019		2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	85,869	$1,650,048	310,689	$6,200,951
Shares issued to shareholders in payment of distributions declared	15,773	280,559	6,858	137,311
Shares redeemed	(41,431)	(793,588)	(372,014)	(7,048,828)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	60,211	$1,137,019	(54,467)	$(710,566)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,225,571	$22,347,518	(2,135,671)	$(42,040,625)
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from capital loss carryforwards and defaulted securities from the merger.
For the year ended November 30, 2019, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$59,092,846	$(59,092,846)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2019 and 2018, was as follows:
	2019	2018
Ordinary income	$6,431,981	$6,150,444
Long-term capital gains	$12,114,664	$—
As of November 30, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,946,892
Net unrealized appreciation	$12,575,596
Undistributed long-term capital gains	$3,470,913
Capital loss carryforward	$(29,399,127)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for defaulted securities, deferral of losses on wash sales, deferral of straddle loss, non-taxable dividends, partnership adjustments, mark-to-market on futures contracts and foreign exchange contracts and passive foreign investment company adjustments.
Annual Shareholder Report

At November 30, 2019, the cost of investments for federal tax purposes was $380,621,071. The net unrealized appreciation of investments for federal tax purposes was $12,749,902. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,285,477 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,535,575. The amounts presented are inclusive of derivative contracts.
At November 30, 2019, the Fund had a capital loss carryforward of $29,399,127 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retains their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$29,399,127	$-	$29,399,127
The Fund used capital loss carryforwards of $367,779 to offset capital gains realized during the year ended November 30, 2019.
At November 30, 2019, for federal income tax purposes, the Fund had $32,037 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The advisory agreement between the Fund and the Adviser provides for an annual fee of 0.55% of the average daily net assets of the Fund plus 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2019, the Adviser voluntarily waived $702,311 of its fee and voluntarily reimbursed $42,980 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2019, the Adviser reimbursed $2,382.
Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2019, the Sub-Adviser earned a fee of $298,616.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2019, the annualized fee paid to FAS was 0.084% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$63,842
Class C Shares	467,815
Class R Shares	219,118
TOTAL	$750,775
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2019, FSC retained $12,320 fees paid by the Fund.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2019, FSC retained $5,488 in sales charges from the sale of Class A Shares. FSC also retained $11,420 and $2,239 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the year ended November 30, 2019, FSSC received $75,566 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.97%, 1.93%, 1.57%, 0.85% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2021; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2019, were as follows:
Purchases	$286,065,851
Sales	$264,475,840
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of November 30, 2019, the Fund had no outstanding loans. During the year ended November 30, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2019, there were no outstanding loans. During the year ended November 30, 2019, the program was not utilized.
9. RECEIVABLE FROM BANKRUPTCY TRUSTEE
The amount presented on the Statement of Assets and Liabilities, under the caption receivables for investments sold, includes net receivable proceeds of $152,398 which represents the estimated amount expected to be received from the bankruptcy trustee for certain security transactions executed through Lehman Brothers in 2008.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2019, 85.23% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
For the year ended November 30, 2019, the amount of long-term capital gains designated by the Fund was $12,114,664.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2019, 29.76% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED GLOBAL ALLOCATION FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Global Allocation Fund (the “Fund”), as of November 30, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two - year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five - year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two - year period then ended, and the financial highlights for each of the years or periods in the five - year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of November 30, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors' investment companies since 2006.
Boston, Massachusetts
January 27, 2020
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 to November 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2019	Ending Account Value 11/30/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,072.60	$5.98
Class B Shares	$1,000	$1,067.30	$10.16
Class C Shares	$1,000	$1,068.00	$9.95
Class R Shares	$1,000	$1,069.80	$8.04
Institutional Shares	$1,000	$1,073.70	$4.47
Class R6 Shares	$1,000	$1,073.70	$4.37
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.30	$5.82
Class B Shares	$1,000	$1,015.30	$9.90
Class C Shares	$1,000	$1,015.50	$9.70
Class R Shares	$1,000	$1,017.30	$7.84
Institutional Shares	$1,000	$1,020.80	$4.36
Class R6 Shares	$1,000	$1,020.70	$4.23
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.15%
Class B Shares	1.96%
Class C Shares	1.92%
Class R Shares	1.55%
Institutional Shares	0.86%
Class R6 Shares	0.84%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: November 1998	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court's Board of Continuing Judicial Education and the Supreme Court's Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 1998	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1998	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Global Allocation Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Global Investment Management Corp. (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the
Annual Shareholder Report

overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the
Annual Shareholder Report

Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Annual Shareholder Report

fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or
Annual Shareholder Report

adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts were appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183203
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
G01454-01 (1/20)
Federated is a registered trademark of Federated Investors, Inc.
2020 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $34,570

Fiscal year ended 2018 - $34,570

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $2,087 and $0 respectively. Fiscal year ended 2019- Audit consent fee for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2019– 0%

Fiscal year ended 2018- 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2019– 0%

Fiscal year ended 2018– 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2019– 0%

Fiscal year ended 2018– 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2019- $30,129

Fiscal year ended 2018- $0

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firm, KPMG LLP (“KPMG”), has the ability to exercise objective and impartial judgment on all issues encompassed within its audit services. KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In its required communications to the Audit Committee of the registrant’s Board, KPMG informed the Audit Committee that KPMG and/or covered person professionals within KPMG maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies audited by KPMG (collectively, the “KPMG Funds”).

KPMG informed the Audit Committee that KPMG believes that these lending relationships described above do not and will not impair KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that KPMG has been and is capable of objective and impartial judgment on all issues encompassed within KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On June 18, 2019, the SEC adopted amendments (effective October 3, 2019) to the Loan Rule, which, refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

If it were to be determined that the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the KPMG Funds.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 27, 2020

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 27, 2020